UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

Quarterly Report

September 30, 2017

SSGA Active Trust

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Active Trust

Quarterly Report

September 30, 2017

(Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR SSGA Multi-Asset Real Return ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Multi-Asset Real Return Portfolio. The schedule of investments for the SSGA Multi-Asset Real Return Portfolio follows.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7%
COMMODITIES — 20.3%
PowerShares DB Commodity Index Tracking Fund (a) (b)	1,447,904	$22,297,722

INFLATION LINKED — 20.6%
SPDR Bloomberg Barclays TIPS ETF (c)	307,649	17,345,251
SPDR Citi International Government Inflation-Protected Bond ETF (c)	93,229	5,342,954

		22,688,205

INTERNATIONAL EQUITY — 11.6%
SPDR S&P Global Infrastructure ETF (c)	244,782	12,723,768

NATURAL RESOURCES — 35.6%
PowerShares Global Agriculture Portfolio (b)	84,343	2,226,655
SPDR S&P Global Natural Resources ETF (c)	599,573	27,562,371
SPDR S&P Metals & Mining ETF (c)	103,948	3,345,047
SPDR S&P Oil & Gas Equipment & Services ETF (c)	153,438	2,544,002
The Energy Select Sector SPDR Fund (c)	49,701	3,403,524

		39,081,599

REAL ESTATE — 11.6%
SPDR Dow Jones International Real Estate ETF (c)	193,944	7,443,571
SPDR Dow Jones REIT ETF (c)	56,797	5,254,290

		12,697,861

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $112,404,482)		109,489,155

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (d) (e) (Cost $348,775)	348,775	348,775

TOTAL INVESTMENTS — 100.0% (Cost $112,753,257)		109,837,930
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(17,490)

NET ASSETS — 100.0%		$109,820,440

(a)	Non-income producing security.
(b)	Qualified Publicly Traded Partnership
(c)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2017.
(f)	Amount is less than 0.05% of net assets.

REIT Real Estate Investment Trust

TIPS Treasury Inflation Protected Securities

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$22,297,722	$—	$—	$22,297,722
Inflation Linked	22,688,205	—	—	22,688,205
International Equity	12,723,768	—	—	12,723,768
Natural Resources	39,081,599	—	—	39,081,599
Real Estate	12,697,861	—	—	12,697,861
Short-Term Investment	348,775	—	—	348,775

TOTAL INVESTMENTS	$109,837,930	$—	$—	$109,837,930

See accompanying Notes to Schedules of Investments.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
SPDR Bloomberg Barclays TIPS ETF	346,902	$19,485,485	$200,584	$2,418,860	$11,033	$67,009	307,649	$17,345,251	$94,073
SPDR Citi International Government Inflation-Protected Bond ETF	102,895	5,716,846	61,415	612,685	50,012	127,366	93,229	5,342,954	8,110
SPDR Dow Jones International Real Estate ETF	233,843	8,909,419	85,234	1,650,141	9,920	89,139	193,944	7,443,571	65,258
SPDR Dow Jones REIT ETF	62,686	5,828,544	60,188	611,951	92,946	(115,437)	56,797	5,254,290	43,252
SPDR S&P Global Infrastructure ETF	267,952	13,515,499	252,910	1,456,959	181,976	230,342	244,782	12,723,768	—
SPDR S&P Global Natural Resources ETF	609,759	25,323,291	2,485,135	2,867,562	392,521	2,228,986	599,573	27,562,371	—
SPDR S&P International Energy Sector ETF	126,242	2,209,235	—	2,271,297	(654,917)	716,979	—	—	—
SPDR S&P Metals & Mining ETF	119,139	3,570,596	38,384	515,455	73,095	178,427	103,948	3,345,047	6,247
SPDR S&P Oil & Gas Equipment & Services ETF	149,481	2,312,471	295,158	236,785	(7,331)	180,489	153,438	2,544,002	29,604
State Street Institutional U.S. Government Money Market Fund, Class G Shares	913,190	913,190	590,214	1,154,629	—	—	348,775	348,775	876
The Energy Select Sector SPDR Fund	35,655	2,314,723	1,270,117	334,601	1,295	151,990	49,701	3,403,524	43,010

TOTAL		$90,099,299	$5,339,339	$14,130,925	$150,550	$3,855,290		$85,313,553	$290,430

See accompanying Notes to Schedules of Investments.

SPDR SSGA Income Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Income Allocation Portfolio. The schedule of investments for the SSGA Income Allocation Portfolio follows.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.2%
DOMESTIC EQUITY — 23.2%
SPDR S&P Dividend ETF (a)	130,537	$11,921,944
SPDR Wells Fargo Preferred Stock ETF (a)	108,567	4,852,945
The Health Care Select Sector SPDR Fund (a)	23,580	1,927,193
The Industrial Select Sector SPDR Fund (a)	28,555	2,027,405
The Technology Select Sector SPDR Fund (a)	33,427	1,975,536

		22,705,023

DOMESTIC FIXED INCOME — 33.1%
SPDR Bloomberg Barclays Convertible Securities ETF (a)	96,095	4,907,572
SPDR Bloomberg Barclays High Yield Bond ETF (a)	265,210	9,897,637
SPDR Bloomberg Barclays Long Term Corporate Bond ETF (a)	258,246	10,877,321
SPDR Bloomberg Barclays Long Term Treasury ETF (a)	93,544	6,733,297

		32,415,827

INFLATION LINKED — 5.0%
SPDR Bloomberg Barclays TIPS ETF (a)	86,122	4,855,558

INTERNATIONAL EQUITY — 26.7%
SPDR MSCI Emerging Markets StrategicFactors ETF (a)	111,970	6,841,972
SPDR S&P Global Infrastructure ETF (a)	73,292	3,809,718
SPDR S&P International Dividend ETF (a)	260,863	10,533,648
SPDR STOXX Europe 50 ETF (a)	140,239	4,993,911

		26,179,249

INTERNATIONAL FIXED INCOME — 3.9%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	129,398	3,866,412

REAL ESTATE — 7.3%
SPDR Dow Jones International Real Estate ETF (a)	93,068	3,571,950
SPDR Dow Jones REIT ETF (a)	38,855	3,594,476

		7,166,426

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $91,121,025)		97,188,495

SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (b) (c) (Cost $791,242)	791,242	791,242

TOTAL INVESTMENTS — 100.0% (Cost $91,912,267)		97,979,737
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(16,005)

NET ASSETS — 100.0%		$97,963,732

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2017.
(d)	Amount is less than 0.05% of net assets.

REIT Real Estate Investment Trust

TIPS Treasury Inflation Protected Securities

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$22,705,023	$—	$—	$22,705,023
Domestic Fixed Income	32,415,827	—	—	32,415,827
Inflation Linked	4,855,558	—	—	4,855,558
International Equity	26,179,249	—	—	26,179,249
International Fixed Income	3,866,412	—	—	3,866,412
Real Estate	7,166,426	—	—	7,166,426
Short-Term Investment	791,242	—	—	791,242

TOTAL INVESTMENTS	$97,979,737	$—	$—	$97,979,737

See accompanying Notes to Schedules of Investments.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
SPDR Bloomberg Barclays Convertible Securities ETF	97,367	$4,831,351	$—	$65,204	$650	$140,775	96,095	$4,907,572	$41,440
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	133,579	3,879,134	—	126,409	7,206	106,481	129,398	3,866,412	17,899
SPDR Bloomberg Barclays High Yield Bond ETF	254,955	9,484,326	380,306	—	—	33,005	265,210	9,897,637	126,423
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	258,724	10,773,267	—	19,929	321	123,662	258,246	10,877,321	112,134
SPDR Bloomberg Barclays Long Term Treasury ETF	94,945	6,846,484	—	102,453	3,090	(13,824)	93,544	6,733,297	43,586
SPDR Bloomberg Barclays TIPS ETF	84,440	4,742,995	95,842	—	—	16,721	86,122	4,855,558	23,511
SPDR Dow Jones International Real Estate ETF	118,801	4,526,318	—	1,014,886	(61,849)	122,367	93,068	3,571,950	31,316
SPDR Dow Jones REIT ETF	47,469	4,413,668	—	815,210	118,148	(122,130)	38,855	3,594,476	29,589
SPDR MSCI Emerging Markets StrategicFactors ETF	99,731	5,804,344	758,818	—	—	278,810	111,970	6,841,972	—
SPDR S&P Dividend ETF	129,110	11,476,588	129,257	—	—	316,099	130,537	11,921,944	67,913
SPDR S&P Global Infrastructure ETF	63,319	3,193,810	533,057	—	—	82,851	73,292	3,809,718	—
SPDR S&P International Dividend ETF	261,756	10,239,895	—	36,857	(1,396)	332,006	260,863	10,533,648	98,805
SPDR STOXX Europe 50 ETF	136,758	4,642,934	122,430	—	—	228,547	140,239	4,993,911	4,445
SPDR Wells Fargo Preferred Stock ETF	105,452	4,742,176	141,135	—	—	(30,366)	108,567	4,852,945	65,038
State Street Institutional U.S. Government Money Market Fund, Class G Shares	810,640	810,640	964,062	983,460	—	—	791,242	791,242	631
The Health Care Select Sector SPDR Fund	25,080	1,987,339	—	124,606	8,295	56,165	23,580	1,927,193	7,186
The Industrial Select Sector SPDR Fund	28,744	1,957,754	—	13,062	1,719	80,994	28,555	2,027,405	9,020
The Technology Select Sector SPDR Fund	35,468	1,940,809	—	120,380	20,630	134,477	33,427	1,975,536	6,994

TOTAL		$96,293,832	$3,124,907	$3,422,456	$96,814	$1,886,640		$97,979,737	$685,930

See accompanying Notes to Schedules of Investments.

SPDR SSGA Global Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Global Allocation Portfolio. The schedule of investments for the SSGA Global Allocation Portfolio follows.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.8%
DOMESTIC EQUITY — 30.3%
SPDR Russell 2000 ETF (a)	79,435	$6,952,151
SPDR S&P 500 ETF Trust (a)	165,381	41,548,669
SPDR S&P MidCap 400 ETF Trust (a)	13,346	4,355,200
The Health Care Select Sector SPDR Fund (a)	54,646	4,466,218
The Industrial Select Sector SPDR Fund (a)	62,540	4,440,340
The Technology Select Sector SPDR Fund (a)	73,721	4,356,911

		66,119,489

DOMESTIC FIXED INCOME — 13.8%
SPDR Bloomberg Barclays High Yield Bond ETF (a)	231,414	8,636,371
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF (a)	122,421	4,224,749
SPDR Bloomberg Barclays Long Term Corporate Bond ETF (a)	101,569	4,278,086
SPDR Bloomberg Barclays Long Term Treasury ETF (a)	119,993	8,637,096
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	154,168	4,312,079

		30,088,381

INFLATION LINKED — 4.9%
SPDR Bloomberg Barclays TIPS ETF (a)	190,806	10,757,642

INTERNATIONAL EQUITY — 43.9%
SPDR S&P Emerging Markets ETF (a)	259,721	18,821,981
SPDR S&P Emerging Markets SmallCap ETF (a)	45,088	2,234,110
SPDR S&P International Small Cap ETF (a)	189,677	6,642,488
SPDR S&P World ex-US ETF (a)	2,081,234	63,831,447
Vanguard FTSE Pacific ETF	63,714	4,345,295

		95,875,321

INTERNATIONAL FIXED INCOME — 1.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	72,623	2,169,975

REAL ESTATE — 3.9%
SPDR Dow Jones International Real Estate ETF (a)	109,387	4,198,273
SPDR Dow Jones REIT ETF (a)	45,914	4,247,504

		8,445,777

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $192,130,689)		213,456,585

SHORT-TERM INVESTMENT — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (b) (c) (Cost $4,531,515)	4,531,515	4,531,515

TOTAL INVESTMENTS — 99.9% (Cost $196,662,204)		217,988,100
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		189,351

NET ASSETS — 100.0%		$218,177,451

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

REIT Real Estate Investment Trust

TIPS Treasury Inflation Protected Securities

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$66,119,489	$—	$—	$66,119,489
Domestic Fixed Income	30,088,381	—	—	30,088,381
Inflation Linked	10,757,642	—	—	10,757,642
International Equity	95,875,321	—	—	95,875,321

See accompanying Notes to Schedules of Investments.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
International Fixed Income	$2,169,975	$—	$—	$2,169,975
Real Estate	8,445,777	—	—	8,445,777
Short-Term Investment	4,531,515	—	—	4,531,515

TOTAL INVESTMENTS	$217,988,100	$—	$—	$217,988,100

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	72,061	$2,092,651	$49,694	$33,307	$2,533	$58,404	72,623	$2,169,975	$9,656
SPDR Bloomberg Barclays High Yield Bond ETF	225,592	8,392,022	346,315	131,163	5,356	23,841	231,414	8,636,371	113,101
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	121,473	4,179,886	98,026	65,519	1,403	10,953	122,421	4,224,749	28,024
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	100,783	4,196,604	98,195	65,856	4,124	45,019	101,569	4,278,086	43,907
SPDR Bloomberg Barclays Long Term Treasury ETF	116,138	8,374,711	408,855	130,590	7,546	(23,426)	119,993	8,637,096	54,047
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	149,753	4,188,592	4,242,932	1,086,953	65,286	69,147	154,168	4,312,079	58,581
SPDR Bloomberg Barclays TIPS ETF	184,720	10,375,722	506,465	162,568	2,104	35,919	190,806	10,757,642	51,866
SPDR Dow Jones International Real Estate ETF	157,955	6,018,086	365,816	2,288,194	19,608	82,957	109,387	4,198,273	36,522
SPDR Dow Jones REIT ETF	67,658	6,290,841	230,402	2,291,744	223,043	(205,038)	45,914	4,247,504	34,694
SPDR Russell 2000 ETF	76,418	6,364,855	352,703	99,186	12,489	321,290	79,435	6,952,151	22,378
SPDR S&P 500 ETF Trust	163,300	39,485,940	1,141,518	631,390	156,373	1,396,228	165,381	41,548,669	202,595
SPDR S&P Emerging Markets ETF	218,911	14,581,662	3,977,745	945,457	83,383	1,124,648	259,721	18,821,981	—
SPDR S&P Emerging Markets Small Cap ETF	44,738	2,087,923	1,886,379	50,854	33,972	347,732	45,088	2,234,110	—
SPDR S&P International Small Cap ETF	188,209	6,278,652	149,253	101,107	16,552	299,139	189,677	6,642,489	—
SPDR S&P MidCap 400 ETF Trust	13,243	4,206,242	98,659	65,708	8,613	107,394	13,346	4,355,200	19,137
SPDR S&P World ex-US ETF	2,052,465	59,788,305	1,805,758	963,904	138,779	3,062,509	2,081,234	63,831,447	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,706,546	5,706,546	2,982,884	4,157,915	—	—	4,531,515	4,531,515	10,669
The Health Care Select Sector SPDR Fund	54,224	4,296,710	102,233	67,399	1,644	133,029	54,646	4,466,217	16,525
The Industrial Select Sector SPDR Fund	62,056	4,226,634	100,636	66,814	12,173	167,711	62,540	4,440,340	19,602
The Technology Select Sector SPDR Fund	73,150	4,002,768	97,653	65,791	11,913	310,368	73,721	4,356,911	15,305

TOTAL		$205,135,352	$19,042,121	$13,471,419	$806,894	$7,367,824		$213,642,805	$736,609

See accompanying Notes to Schedules of Investments.

SPDR Blackstone / GSO Senior Loan ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the Blackstone / GSO Senior Loan Portfolio. The schedule of investments for the Blackstone / GSO Senior Loan Portfolio follows.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS — 87.3% (a)
AEROSPACE & DEFENSE — 2.8%
DAE Aviation Holdings, Inc. Senior Secured 1st Lien Term Loan, 3.75%, 7/7/2022	$8,626,761	$8,704,962
Engility Corp. Senior Secured Term Loan B2, 4.49%, 8/12/2023	4,381,004	4,438,527
MacDonald Dettwiler & Associates, Ltd. Senior Secured Term Loan B, 2.75%, 7/6/2024	16,263,941	16,302,567
TransDigm, Inc.:
Senior Secured Extended Term Loan F, 4.24%, 6/9/2023	9,997,965	10,036,407
Senior Secured Term Loan D, 4.33%, 6/4/2021	4,874,055	4,892,333
Senior Secured Term Loan E, 4.24%, 5/14/2022	5,336,297	5,355,402
Senior Secured Term Loan G, 4.24%, 8/22/2024	2,941,175	2,949,454

		52,679,652

AIRLINES — 0.8%
American Airlines, Inc. Senior Secured Term Loan B, 3.73%, 12/14/2023	14,889,249	14,938,905

AUTO COMPONENTS — 0.9%
BBB Industries U.S. Holdings, Inc. Senior Secured 1st Lien Term Loan B, 5.74%, 11/3/2021	1,949,414	1,973,782
USI, Inc.:
Senior Secured Term Loan B, 3.00%, 7/26/2024	4,352,941	4,342,059
Senior Secured Term Loan B, 4.31%, 5/16/2024	10,869,565	10,851,467

		17,167,308

AUTOMOBILES — 0.5%
American Axle & Manufacturing, Inc. Senior Secured Term Loan B, 3.49%, 4/6/2024	4,366,497	4,361,060
CWGS Group LLC Senior Secured Term Loan, 4.98%, 11/8/2023	4,580,769	4,609,880
TI Group Automotive Systems LLC Senior Secured Term Loan, 3.99%, 6/30/2022	1,095,356	1,098,779

		10,069,719

BEVERAGES — 0.2%
Refresco Group B.V. Senior Secured Term Loan B, 2.75%, 9/26/2024	2,929,688	2,944,336

BUILDING PRODUCTS — 0.6%
Builders FirstSource, Inc. Senior Secured Term Loan B, 4.33%, 2/29/2024	4,962,312	4,984,022

Jeld-Wen, Inc. Senior Secured Term Loan B, 4.33%, 7/1/2022	1,936,176	1,954,531
VC GB Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.99%, 2/28/2024	3,451,753	3,490,585

		10,429,138

CHEMICALS — 0.1%
Alpha 3 B.V. Senior Secured Term Loan B1, 4.33%, 1/31/2024	1,776,175	1,784,319
INEOS Styrolution Group GmbH Senior Secured1st Lien Term Loan, 4.08%, 4/1/2024	432,703	437,571

		2,221,890

COMMERCIAL SERVICES & SUPPLIES — 4.3%
Advanced Disposal Services, Inc. Senior Secured Term Loan B3, 3.95%, 11/10/2023	4,519,436	4,554,507
Asurion LLC:
Senior Secured 2nd Lien Term Loan, 7.24%, 8/4/2025	18,181,818	18,626,909
Senior Secured Term Loan B4, 3.99%, 8/4/2022	8,216,120	8,250,012
Senior Secured Term Loan B5, 4.24%, 11/3/2023	10,003,999	10,060,272
GFL Environmental, Inc. Senior Secured Term Loan B, 4.08%, 9/29/2023	1,105,116	1,111,681
KAR Auction Services, Inc.:
Senior Secured Term Loan B4, 3.63%, 3/11/2021	1,831,558	1,843,005
Senior Secured Term Loan B5, 3.88%, 3/9/2023	1,501,010	1,511,562
Lineage Logistics Holdings LLC Senior Secured Term Loan, 4.74%, 4/7/2021	12,576,891	12,622,105
Prime Security Services Borrower LLC Senior Secured 1st Lien Term Loan, 3.99%, 5/2/2022	19,430,977	19,622,663
Trans Union LLC Senior Secured Term Loan B3, 3.24%, 4/10/2023	3,679,823	3,677,523
TruGreen, Ltd. Partnership Senior Secured Term Loan, 5.24%, 4/13/2023	736,196	746,319

		82,626,558

COMMUNICATIONS EQUIPMENT — 0.2%
Arris Group, Inc. Senior Secured Term Loan B, 3.74%, 4/26/2024	1,970,297	1,986,306

Digicel International Finance, Ltd. Senior Secured Term Loan B, 5.07%, 5/28/2024	2,395,210	2,408,311

		4,394,617

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS & PERIPHERALS — 1.8%
McAfee LLC Senior Secured Term Loan B, 4.50%, 9/21/2024	$28,437,500	$28,604,570
TierPoint LLC Senior Secured 1st Lien Term Loan, 4.99%, 5/6/2024	5,257,836	5,288,489
Western Digital Corp. Senior Secured Term Loan B, 3.99%, 4/29/2023	790,030	796,106

		34,689,165

CONSTRUCTION & ENGINEERING — 0.5%
Pike Corp. Senior Secured Replacement Term Loan, 4.74%, 9/20/2024	8,638,730	8,760,234

CONSTRUCTION MATERIALS — 0.4%
Forterra, Inc. Senior Secured Term Loan B, 4.24%, 10/25/2023	5,404,364	4,599,735
Traverse Midstream Partners LLC Senior Secured Term Loan, 4.00%, 9/27/2024	3,431,373	3,478,554

		8,078,289

CONTAINERS & PACKAGING — 2.0%
Berlin Packaging LLC Senior Secured Term Loan B, 4.59%, 10/1/2021	8,686,508	8,739,018
Reynolds Group Holdings, Inc. Senior Secured Term Loan, 4.24%, 2/5/2023	21,466,271	21,571,563
Ring Container Technologies Group LLC Senior Secured 1st Lien Term Loan, 3.25%, 9/27/2024	4,587,340	4,598,808
Signode Industrial Group US, Inc. Senior Secured Term Loan B, 4.08%, 5/4/2021	1,408,730	1,416,063
Tekni-Plex, Inc. Senior Secured Term Loan B, 4.81%, 6/1/2022	2,185,714	2,191,867

		38,517,319

DISTRIBUTORS — 0.8%
American Builders & Contractors Supply Co., Inc. Senior Secured Term Loan B, 3.74%, 10/31/2023	8,401,674	8,446,287
American Tire Distributors Holdings, Inc. Senior Secured Term Loan, 5.49%, 9/1/2021	7,055,404	7,130,368

		15,576,655

DIVERSIFIED CONSUMER SERVICES — 1.5%
Weight Watchers International, Inc. Senior Secured Term Loan B2, 4.55%, 4/2/2020	24,163,994	23,918,004
William Morris Endeavor Entertainment LLC Senior Secured 1st Lien Term Loan, 4.49%, 5/6/2021	4,850,142	4,889,549

		28,807,553

DIVERSIFIED FINANCIAL SERVICES — 1.6%
AlixPartners LLP Senior Secured Term Loan B, 3.00%, 4/4/2024	5,159,450	5,179,624
Faenza Acquisition GmbH:
Senior Secured Term Loan B1, 4.07%, 8/30/2020	1,564,014	1,571,834
Senior Secured Term Loan B3, 4.07%, 8/30/2020	474,336	476,708
Focus Financial Partners LLC Senior Secured 1st Lien Term Loan, 4.55%, 7/3/2024	10,267,442	10,363,699
Infinity Acquisition LLC Senior Secured New Term Loan B, 4.33%, 8/6/2021	5,767,253	5,750,413
LPL Holdings, Inc. Senior Secured 1st Lien Term Loan B, 3.58%, 9/23/2024	4,666,667	4,663,750
UFC Holdings LLC Senior Secured 1st Lien Term Loan, 4.49%, 8/18/2023	2,498,705	2,512,360

		30,518,388

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
CenturyLink Escrow LLC Senior Secured Term Loan B, 2.75%, 1/31/2025	19,832,265	19,249,692
Consolidated Communications, Inc. Senior Secured Term Loan B, 4.24%, 10/4/2023	11,875,218	11,594,785
Frontier Communications Corp. Senior Secured Term Loan B1, 4.99%, 6/15/2024	1,717,619	1,636,041
Hargray Communications Group, Inc. Senior Secured Term Loan B, 4.24%, 5/16/2024	6,982,500	7,015,981
Telenet Financing USD LLC Senior Secured Term Loan AI, 3.98%, 6/30/2025	12,792,056	12,844,823
Telesat Canada Senior Secured Term Loan B4, 4.24%, 11/17/2023	11,316,551	11,425,020
Windstream Corp. Senior Secured Repriced Term Loan B6, 5.24%, 3/29/2021	8,283,840	7,434,746

		71,201,088

ELECTRIC UTILITIES — 1.1%
PowerTeam Services LLC Senior Secured 1st Lien Term Loan, 4.58%, 5/6/2020	2,831,241	2,831,241
TEX Operations Co. LLC:
Senior Secured Exit Term Loan B, 3.99%, 8/4/2023	13,858,912	13,903,746
Senior Secured Exit Term Loan C, 3.98%, 8/4/2023	3,184,690	3,194,992
Vistra Operations Co. LLC Senior Secured Term Loan B2, 3.98%, 12/14/2023	1,896,980	1,905,668

		21,835,647

ELECTRICAL EQUIPMENT — 0.6%
Gates Global LLC Senior Secured Term Loan B, 4.58%, 4/1/2024	9,382,261	9,434,473

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Generac Power Systems, Inc. Senior Secured Term Loan B, 3.55%, 5/31/2023	$2,704,996	$2,715,139

		12,149,612

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
CPI International, Inc. Senior Secured 1st Lien Term Loan, 4.74%, 7/26/2024	4,716,981	4,722,901
TTM Technologies, Inc. Senior Secured Term Loan, 3.25%, 9/14/2024	3,350,000	3,373,031

		8,095,932

ENTERTAINMENT — 0.3%
Cyan Blue Holding co. 3, Ltd. Senior Secured Term Loan B, 4.83%, 7/26/2024	5,586,000	5,622,644

FOOD & STAPLES RETAILING — 1.5%
Albertsons LLC:
Senior Secured Term Loan B4, 3.99%, 8/25/2021	6,360,582	6,146,421
Senior Secured Term Loan B5, 4.33%, 12/21/2022	7,955,063	7,684,471
Senior Secured Term Loan B6, 4.32%, 6/22/2023	1,763,967	1,698,444
Chobani LLC Senior Secured 1st Tier Term Loan, 5.49%, 10/7/2023	8,137,124	8,218,496
Genoa, a QoL Healthcare Co. LLC Senior Secured 1st Lien Term Loan, 4.49%, 10/28/2023	2,968,124	2,988,545
US Foods, Inc. Senior Secured Term Loan B, 3.99%, 6/27/2023	2,742,098	2,761,690

		29,498,067

FOOD PRODUCTS — 0.9%
Candy Intermediate Holdings, Inc. Senior Secured Term Loan, 5.74%, 6/15/2023	3,534,211	3,470,153
Dole Food Co., Inc. Senior Secured Term Loan B, 4.02%, 4/6/2024	4,807,716	4,827,980
Hostess Brands LLC Senior Secured Term Loan, 3.74%, 8/3/2022	1,076,964	1,082,575
Post Holdings, Inc. Senior Secured Series A Incremental Term Loan, 3.49%, 5/24/2024	8,567,485	8,597,814

		17,978,522

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
DJO Finance LLC Senior Secured Term Loan, 4.49%, 6/8/2020	4,974,619	4,979,271
Onex Carestream Finance LP:
Senior Secured 1st Lien Term Loan, 5.33%, 6/7/2019	8,496,116	8,517,357
Senior Secured 2nd Lien Term Loan, 9.83%, 12/7/2019	15,828,871	15,548,541

Ortho-Clinical Diagnostics, Inc. Senior Secured Term Loan B, 5.08%, 6/30/2021	13,391,003	13,452,401

		42,497,570

HEALTH CARE PROVIDERS & SERVICES — 8.3%
Air Medical Group Holdings, Inc.:
Senior Secured Term Loan B, 4.49%, 4/28/2022	2,604,815	2,589,838
Senior Secured Term Loan B2, 4.25%, 9/7/2024	24,041,096	24,063,695
ATI Holdings Acquisition, Inc. Senior Secured Term Loan, 4.80%, 5/10/2023	2,982,483	3,017,900
Avantor, Inc. Senior Secured 1st Lien Term Loan, 4.00%, 9/7/2024	19,671,053	19,753,081
BioClinica, Inc. Senior Secured 1st Lien Term Loan, 5.56%, 10/20/2023	2,367,569	2,333,535
CeramTec Acquisition Corp. Senior Secured Term Loan B2, 4.07%, 8/30/2020	194,273	195,244
Certara L.P. Senior Secured Term Loan B, 5.32%, 8/3/2024	900,000	910,125
Change Healthcare Holdings, Inc. Senior Secured Term Loan B, 3.99%, 3/1/2024	12,935,000	12,984,347
CHG Healthcare Services, Inc. Senior Secured Term Loan B, 4.56%, 6/7/2023	4,942,137	4,995,981
Community Health Systems, Inc.:
Senior Secured Term Loan G, 4.07%, 12/31/2019	5,034,851	5,011,791
Senior Secured Term Loan H, 4.32%, 1/27/2021	10,266,505	10,213,221
Envision Healthcare Corp. Senior Secured Term Loan B, 4.24%, 12/1/2023	14,068,177	14,125,364
GHX Ultimate Parent Corp. Senior Secured 1st Lien Term Loan, 4.58%, 6/28/2024	4,375,000	4,399,631
MPH Acquisition Holdings LLC Senior Secured Term Loan B, 4.33%, 6/7/2023	16,200,882	16,348,958
National Mentor Holdings, Inc. Senior Secured Term Loan B, 4.33%, 1/31/2021	2,664,377	2,692,686
NVA Holdings, Inc. Senior Secured 1st Lien Term Loan B2, 4.83%, 8/14/2021	5,424,040	5,474,891
PharMerica Corp. Senior Secured 1st Lien Term Loan, 3.50%, 9/26/2024	12,000,000	12,086,220
Sterigenics-Nordion Holdings LLC Senior Secured Term Loan B, 4.24%, 5/15/2022	10,064,368	10,089,529
Surgery Center Holdings, Inc. Senior Secured Term Loan B, 4.49%, 9/2/2024	6,875,000	6,829,900

		158,115,937

HEALTH CARE TECHNOLOGY — 0.1%
Press Ganey Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.49%, 10/21/2023	2,292,904	2,307,957

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE — 8.5%
1011778 BC ULC Senior Secured Term Loan B3, 3.58%, 2/16/2024	$13,838,208	$13,834,748
Boyd Gaming Corp. Senior Secured Term Loan B3, 3.69%, 9/15/2023	952,010	956,294
Caesars Entertainment Resort Properties LLC Senior Secured Term Loan B, 4.74%, 10/11/2020	39,633,829	39,757,685
CEC Entertainment, Inc. Senior Secured Term Loan B, 4.24%, 2/14/2021	8,680,031	8,626,692
Delta 2 (LUX) S.A.R.L. Senior Secured Term Loan B3, 4.24%, 2/1/2024	25,196,665	25,382,490
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1, 4.49%, 7/31/2024	6,150,907	6,191,287
Jack’s Family Restaurants, Inc. Senior Secured Term Loan B, 5.49%, 4/5/2024	5,479,271	5,513,516
La Quinta Intermediate Holdings LLC Senior Secured Term Loan B, 4.05%, 4/14/2021	7,371,874	7,412,419
Landry’s, Inc. Senior Secured Term Loan B, 4.01%, 10/4/2023	16,538,475	16,645,313
NPC International, Inc. Senior Secured 1st Lien Term Loan, 4.74%, 4/19/2024	6,540,984	6,620,718
Penn National Gaming, Inc. Senior Secured Term Loan B, 3.74%, 1/19/2024	1,990,000	2,002,577
Red Lobster Management LLC Senior Secured Term Loan B, 6.49%, 7/28/2021	1,765,400	1,796,295
Scientific Games International, Inc. Senior Secured Term Loan B4, 4.52%, 8/14/2024	13,580,247	13,620,580
Travel Leaders Group LLC Senior Secured 1st Lien Term Loan, 5.81%, 1/25/2024	4,418,803	4,485,107
Travelport Finance (Luxembourg) S.A.R.L. Senior Secured Term Loan, 4.06%, 9/2/2021	9,386,232	9,386,279

		162,232,000

HOUSEHOLD DURABLES — 0.1%
Serta Simmons Bedding LLC Senior Secured 1st Lien Term Loan, 4.80%, 11/8/2023	1,756,036	1,709,000

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Calpine Construction Finance Company L.P. Senior Secured Original Term Loan B2, 3.74%, 1/31/2022	1,405,731	1,406,167

INDUSTRIAL CONGLOMERATES — 0.2%
Robertshaw US Holding Corp. Senior Secured 1st Lien Term Loan, 5.75%, 8/10/2024	4,020,101	4,065,327

INSURANCE — 2.8%
Acrisure LLC Senior Secured Term Loan B, 6.27%, 11/22/2023	7,135,458	7,233,571
Alliant Holdings I, Inc. Senior Secured Term Loan B, 4.56%, 8/12/2022	4,305,002	4,326,527
AmWINS Group, Inc. Senior Secured Term Loan B, 3.98%, 1/25/2024	5,089,744	5,106,921
AssuredPartners, Inc. Senior Secured 1st Lien Add-On Term Loan, 4.59%, 10/22/2024	16,613,029	16,661,456
Hub International, Ltd. Senior Secured Term Loan B, 4.31%, 10/2/2020	11,388,032	11,476,517
NFP Corp. Senior Secured Term Loan B, 4.74%, 1/8/2024	5,649,054	5,697,297
Sedgwick Claims Management Services, Inc.:
Senior Secured 1st Lien Term Loan, 4.58%, 3/1/2021	987,500	993,208
Senior Secured 2nd Lien Term Loan, 6.99%, 2/28/2022	2,000,000	2,023,750

		53,519,247

INTERNET & CATALOG RETAIL — 0.2%
Harbor Freight Tools USA, Inc. Senior Secured Term Loan B, 4.49%, 8/18/2023	4,498,776	4,522,867

INTERNET SOFTWARE & SERVICES — 2.7%
Go Daddy Operating Company LLC Senior Secured Term Loan B, 3.74%, 2/15/2024	16,700,781	16,770,757
LANDesk Group, Inc. Senior Secured Term Loan B, 5.49%, 1/20/2024	20,020,969	19,562,088
Rackspace Hosting, Inc. Senior Secured 1st Lien Term Loan, 4.31%, 11/3/2023	5,223,783	5,224,436
TCH-2 Holding LLC Senior Secured Term Loan, 5.24%, 5/6/2021	10,641,350	10,707,858

		52,265,139

IT SERVICES — 2.6%
CompuCom Systems, Inc. Senior Secured Refi Term Loan B, 4.49%, 5/9/2020	5,638,462	4,972,446
First Data Corp.:
Senior Secured Term Loan, 3.49%, 7/8/2022	26,640,676	26,714,737
Senior Secured Term Loan, 3.74%, 4/26/2024	9,466,767	9,508,184
TKC Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.52%, 2/1/2023	7,134,432	7,208,737
TNS, Inc. Senior Secured 1st Lien Term Loan, 5.24%, 2/14/2020	664,711	667,722

		49,071,826

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

LIFE SCIENCES TOOLS & SERVICES — 1.7%
Albany Molecular Research, Inc. Senior Secured 1st Lien Term Loan, 4.58%, 8/30/2024	$4,301,075	$4,310,495
INC Research Holdings, Inc. Senior Secured Term Loan B, 3.49%, 8/1/2024	6,976,048	7,008,521
Jaguar Holding Co. II Senior Secured Term Loan, 3.99%, 8/18/2022	8,943,330	8,998,287
Parexel International Corp. Senior Secured Term Loan B, 3.00%, 8/7/2024	12,474,012	12,575,426

		32,892,729

MACHINERY — 0.5%
Clark Equipment Co. Senior Secured Term Loan B, 4.08%, 5/18/2024	2,529,661	2,548,633
Engineered Machinery Holdings, Inc.:
Senior Secured 1st Lien Delayed Draw Term Loan, 4.58%, 7/19/2024	575,221	576,300
Senior Secured 1st Lien Term Loan, 4.56%, 7/19/2024	4,424,779	4,433,075
Hayward Industries, Inc. Senior Secured 1st Lien Term Loan, 4.74%, 8/5/2024	2,456,897	2,475,827

		10,033,835

MEDIA — 6.7%
Atlantic Broadband Finance LLC Senior Secured 1st Lien Term Loan, 2.75%, 8/11/2024	2,972,973	2,959,030
CBS Radio, Inc.:
Senior Secured Term Loan B, 2.75%, 10/17/2023	1,714,286	1,720,714
Senior Secured Term Loan B, 4.74%, 10/17/2023	2,634,854	2,659,569
Charter Communications Operating LLC Senior Secured Term Loan I, 3.49%, 1/15/2024	1,651,228	1,659,716
Coral-US Co. Borrower LLC Senior Secured Term Loan B3, 4.74%, 1/31/2025	17,581,301	17,437,046
CSC Holdings LLC Senior Secured 1st Lien Term Loan, 3.48%, 7/17/2025	6,153,139	6,128,403
Gray Television, Inc. Senior Secured Term Loan B, 3.74%, 2/7/2024	8,394,576	8,448,805
Lions Gate Entertainment Corp. Senior Secured 1st Lien Term Loan, 4.24%, 12/8/2023	2,718,141	2,743,053
MH Sub I LLC Senior Secured 1st Lien Term Loan, 4.82%, 9/13/2024	7,849,624	7,820,188
Mission Broadcasting, Inc. Senior Secured Term Loan B2, 3.74%, 1/17/2024	514,181	516,201
Nexstar Broadcasting, Inc. Senior Secured Term Loan B2, 3.74%, 1/17/2024	4,107,269	4,123,410

Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 4.24%, 2/1/2024	7,484,130	7,394,096
Univision Communications, Inc. Senior Secured Term Loan C5, 3.99%, 3/15/2024	25,752,351	25,556,118
Virgin Media Bristol LLC Senior Secured Term Loan I, 3.98%, 1/31/2025	14,788,732	14,858,092
WMG Acquisition Corp. Senior Secured Term Loan D, 3.74%, 11/1/2023	4,779,354	4,796,536
Ziggo Secured Finance Partnership Senior Secured Term Loan E, 3.73%, 4/15/2025	19,089,037	19,095,050

		127,916,027

METALS & MINING — 0.0% (b)
PLZ Aeroscience Corp. Senior Secured Term Loan, 4.83%, 7/31/2022	796,098	803,064

OIL, GAS & CONSUMABLE FUELS — 0.3%
Energy Transfer Equity L.P. Senior Secured Term Loan B, 3.98%, 2/2/2024	5,000,000	5,029,825

PHARMACEUTICALS — 4.3%
Akorn, Inc. Senior Secured Term Loan B, 5.50%, 4/16/2021	1,666,667	1,691,667
Amneal Pharmaceuticals LLC Senior Secured Term Loan, 4.83%, 11/1/2019	2,206,061	2,220,676
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B, 6.33%, 7/5/2023	1,655,037	1,679,862
Endo Luxembourg Finance Co. I S.A.R.L. Senior Secured Term Loan B, 5.50%, 4/29/2024	25,487,845	25,774,583
Horizon Pharma, Inc. Senior Secured Term Loan B, 5.00%, 3/29/2024	13,964,865	14,113,241
Valeant Pharmaceuticals International, Inc. Senior Secured Term Loan B F1, 5.99%, 4/1/2022	35,445,235	36,117,100

		81,597,129

PROFESSIONAL SERVICES — 1.1%
Advantage Sales & Marketing, Inc. Senior Secured 1st Lien Term Loan, 4.49%, 7/23/2021	3,153,373	2,856,168
Information Resources, Inc. Senior Secured 1st Lien Term Loan, 5.49%, 1/18/2024	18,517,370	18,725,690

		21,581,858

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.4%
Capital Automotive L.P. Senior Secured 1st Lien Term Loan, 4.24%, 3/24/2024	992,542	1,000,165
Communications Sales & Leasing, Inc. Senior Secured Term Loan B, 4.24%, 10/24/2022	6,428,309	5,955,796

		6,955,961

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Americold Realty Operating Partnership L.P. Senior Secured Term Loan B, 4.99%, 12/1/2022	$1,316,878	$1,333,340
Realogy Corp. Senior Secured Term Loan B, 3.49%, 7/20/2022	2,291,965	2,305,579

		3,638,919

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Bright Bidco B.V. Senior Secured Term Loan B, 5.83%, 6/30/2024	1,512,796	1,527,924
Cypress Semiconductor Corp. Senior Secured Term Loan B, 3.99%, 7/5/2021	8,402,422	8,468,087
Microsemi Corp. Senior Secured Term Loan B, 3.55%, 1/15/2023	10,097,697	10,130,565
ON Semiconductor Corp. Senior Secured Term Loan B, 3.49%, 3/31/2023	11,594,359	11,649,316

		31,775,892

SOFTWARE — 11.9%
Applied Systems, Inc.:
Senior Secured 1st Lien Term Loan, 3.25%, 9/19/2024	1,839,080	1,860,487
Senior Secured 2nd Lien Term Loan, 8.32%, 9/19/2025	454,545	470,171
Aspect Software, Inc. Senior Secured Exit Term Loan, 11.24%, 5/25/2020	7,084,246	7,013,404
Avast Software B.V. Senior Secured Term Loan B, 4.58%, 9/29/2023	2,721,402	2,737,145
BMC Software Finance, Inc. Senior Secured Term Loan, 5.24%, 9/10/2022	31,508,390	31,716,818
Compuware Corp. Senior Secured Term Loan B3, 5.49%, 12/15/2021	16,097,879	16,299,102
Cypress Intermediate Holdings III, Inc. Senior Secured 1st Lien Term Loan, 4.24%, 4/27/2024	4,556,686	4,556,686
Dell, Inc. Senior Secured Term Loan B, 3.74%, 9/7/2023	37,096,879	37,268,823
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 4.99%, 6/1/2022	5,558,784	5,577,017
Hyland Software, Inc. Senior Secured 1st Lien Term Loan, 4.49%, 7/1/2022	10,749,613	10,869,417
Informatica Corp. Senior Secured Term Loan, 4.83%, 8/5/2022	2,314,863	2,320,036
Kronos, Inc. Senior Secured Term Loan B, 4.81%, 11/1/2023	18,870,175	18,999,908
MA FinanceCo. LLC Senior Secured Term Loan B3, 3.99%, 6/21/2024	2,817,485	2,826,642
Mitchell International, Inc. Senior Secured 1st Lien Term Loan, 4.81%, 10/13/2020	4,223,693	4,255,814

Project Alpha Intermediate Holding, Inc. Senior Secured Term Loan B, 4.81%, 4/26/2024	7,980,000	7,812,939
Seattle Spinco, Inc. Senior Secured Term Loan B3, 3.99%, 6/21/2024	19,027,175	19,089,013
SolarWinds Holdings, Inc. Senior Secured Term Loan, 4.74%, 2/5/2023	10,136,071	10,180,416
Solera Holdings, Inc. Senior Secured Term Loan B, 4.49%, 3/3/2023	1,904,998	1,913,437
Sophia L.P. Senior Secured Term Loan B, 4.58%, 9/30/2022	3,406,769	3,407,570
Synchronoss Technologies, Inc. Senior Secured Term Loan, 5.74%, 1/19/2024	1,997,735	1,894,851
TIBCO Software, Inc. Senior Secured Repriced Term Loan B, 4.74%, 12/4/2020	5,249,933	5,275,527
Verint Systems, Inc. Senior Secured Term Loan B, 3.56%, 6/29/2024	4,628,770	4,644,207
Veritas Bermuda, Ltd. Senior Secured Repriced Term Loan B, 5.83%, 1/27/2023	14,632,353	14,795,431
VF Holding Corp. Senior Secured Reprice Term Loan, 4.49%, 6/30/2023	11,286,841	11,343,331

		227,128,192

SPECIALTY RETAIL — 1.5%
Burlington Coat Factory Warehouse Corp. Senior Secured Term Loan B4, 3.99%, 8/13/2021	1,000,000	1,004,690
Michaels Stores, Inc. Senior Secured Term Loan B1, 3.99%, 1/30/2023	4,860,559	4,863,160
Petco Animal Supplies, Inc. Senior Secured Term Loan B, 4.31%, 1/26/2023	3,858,362	3,196,016
PetSmart, Inc. Senior Secured Term Loan B2, 4.24%, 3/11/2022	5,984,694	5,078,252
Staples, Inc. Senior Secured Term Loan B, 5.31%, 9/12/2024	14,615,385	14,567,081

		28,709,199

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Quest Software US Holdings, Inc. Senior Secured Term Loan B, 7.24%, 10/31/2022	3,036,339	3,085,680

TRADING COMPANIES & DISTRIBUTORS — 1.1%
Avolon TLB Borrower 1 (Luxembourg) S.A.R.L. Senior Secured Term Loan B2, 2.75%, 4/3/2022	3,807,267	3,819,602
HD Supply Waterworks, Ltd. Senior Secured Term Loan B, 4.46%, 8/1/2024	2,356,021	2,364,126

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

McJunkin Red Man Corp. Senior Secured 1st Lien Term Loan B, 4.74%, 9/20/2024	$4,980,080	$5,042,331
Univar, Inc. Senior Secured Term Loan B, 3.99%, 7/1/2022	9,359,774	9,407,321

		20,633,380

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
LTS Buyer LLC Senior Secured 1st Lien Term Loan, 4.49%, 4/13/2020	7,490,375	7,515,356

TOTAL SENIOR FLOATING RATE LOANS (Cost $1,662,229,786)		1,669,811,321

CORPORATE BONDS & NOTES — 8.6%
AEROSPACE & DEFENSE — 0.3%
TransDigm, Inc. 6.50%, 7/15/2024	5,000,000	5,162,500

COMMERCIAL SERVICES — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (c)	2,000,000	2,207,200

DISTRIBUTION & WHOLESALE — 0.5%
Avantor, Inc. 6.00%, 10/1/2024 (c) (d)	10,000,000	10,225,000

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Fly Leasing, Ltd. 6.38%, 10/15/2021	3,145,000	3,290,613

ELECTRONICS — 0.2%
TTM Technologies, Inc. 5.63%, 10/1/2025 (c)	3,500,000	3,539,550

ENTERTAINMENT — 0.5%
Scientific Games International, Inc. 7.00%, 1/1/2022 (c)	8,900,000	9,445,570

ENVIRONMENTAL CONTROL — 0.1%
GFL Environmental, Inc. 9.88%, 2/1/2021 (c)	2,154,000	2,301,549

HEALTH CARE PRODUCTS — 0.0% (b)
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (c)	830,000	870,504

HEALTH CARE SERVICES — 2.4%
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021	5,000,000	4,937,500
6.88%, 2/1/2022	3,250,000	2,551,250
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (c)	13,000,000	13,975,000
Tenet Healthcare Corp.:
5.13%, 5/1/2025 (c)	4,167,000	4,114,912
4.63%, 7/15/2024 (c)	5,517,000	5,467,347
6.75%, 2/1/2020	2,000,000	2,055,000
8.13%, 4/1/2022	13,000,000	13,227,500

		46,328,509

INSURANCE — 0.2%
AssuredPartners, Inc. 7.00%, 8/15/2025 (c)	3,410,000	3,493,119

LODGING — 0.6%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope 8.00%, 10/1/2020	4,000,000	4,105,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.38%, 5/1/2022	2,456,000	2,646,340
CRC Escrow Issuer LLC 5.25%, 10/15/2025 (c)	5,000,000	5,000,000

		11,751,340

MEDIA — 1.5%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (c)	700,000	714,875
Gray Television, Inc.:
5.13%, 10/15/2024 (c)	3,000,000	3,022,500
5.88%, 7/15/2026 (c)	3,000,000	3,097,500
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (c)	1,000,000	1,035,625
SFR Group SA:
6.00%, 5/15/2022 (c)	2,000,000	2,088,200
7.38%, 5/1/2026 (c)	5,000,000	5,400,000
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (c)	5,000,000	5,125,000
Univision Communications, Inc. 5.13%, 2/15/2025 (c)	8,740,000	8,816,912

		29,300,612

PACKAGING & CONTAINERS — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (c)	2,320,000	2,547,592
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (c)	1,478,000	1,533,425
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 3 Month USD LIBOR +3.50%, 4.80%, 7/15/2021 (c) (e)	2,000,000	2,040,000

		6,121,017

PHARMACEUTICALS — 0.2%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 5.88%, 10/15/2024 (c)	1,017,000	1,066,630
Valeant Pharmaceuticals International, Inc. 6.50%, 3/15/2022 (c)	1,734,000	1,833,705

		2,900,335

RETAIL — 0.9%
1011778 BC ULC/New Red Finance, Inc. 4.25%, 5/15/2024 (c)	13,534,000	13,565,128
CEC Entertainment, Inc. 8.00%, 2/15/2022	3,175,000	3,294,063

		16,859,191

SOFTWARE — 0.3%
Infor US, Inc. 6.50%, 5/15/2022	5,000,000	5,184,375

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

TELECOMMUNICATIONS — 0.3%
Altice Luxembourg SA 7.75%, 5/15/2022 (c)	$2,000,000	$2,120,000
Frontier Communications Corp. 7.13%, 3/15/2019	2,930,000	2,900,700

		5,020,700

TOTAL CORPORATE BONDS & NOTES (Cost $161,584,554)		164,001,684

	Shares
SHORT-TERM INVESTMENT — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (f) (g) (Cost $103,819,068)	103,819,068	103,819,068

TOTAL INVESTMENTS — 101.3% (Cost $1,927,633,408)		1,937,632,073
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(24,559,535)

NET ASSETS — 100.0%		$1,913,072,538

(a)	The rate shown represents the rate at September 30, 2017.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.0% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	When-issued security.
(e)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2017.

LIBOR London Interbank Offered Rate

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Senior Floating Rate Loans
Aerospace & Defense	$—	$52,679,652	$—	$52,679,652
Airlines	—	14,938,905	—	14,938,905
Auto Components	—	17,167,308	—	17,167,308
Automobiles	—	10,069,719	—	10,069,719
Beverages	—	2,944,336	—	2,944,336
Building Products	—	10,429,138	—	10,429,138
Chemicals	—	2,221,890	—	2,221,890
Commercial Services & Supplies	—	82,626,558	—	82,626,558
Communications Equipment	—	4,394,617	—	4,394,617
Computers & Peripherals	—	34,689,165	—	34,689,165
Construction & Engineering	—	8,760,234	—	8,760,234
Construction Materials	—	8,078,289	—	8,078,289
Containers & Packaging	—	38,517,319	—	38,517,319
Distributors	—	15,576,655	—	15,576,655
Diversified Consumer Services	—	28,807,553	—	28,807,553
Diversified Financial Services	—	30,518,388	—	30,518,388
Diversified Telecommunication Services	—	71,201,088	—	71,201,088
Electric Utilities	—	21,835,647	—	21,835,647
Electrical Equipment	—	12,149,612	—	12,149,612
Electronic Equipment, Instruments & Components	—	8,095,932	—	8,095,932
Entertainment	—	5,622,644	—	5,622,644
Food & Staples Retailing	—	29,498,067	—	29,498,067
Food Products	—	17,978,522	—	17,978,522
Health Care Equipment & Supplies	—	42,497,570	—	42,497,570

See accompanying Notes to Schedules of Investments.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Health Care Providers & Services	$—	$158,115,937	$—	$158,115,937
Health Care Technology	—	2,307,957	—	2,307,957
Hotels, Restaurants & Leisure	—	162,232,000	—	162,232,000
Household Durables	—	1,709,000	—	1,709,000
Independent Power Producers & Energy Traders	—	1,406,167	—	1,406,167
Industrial Conglomerates	—	4,065,327	—	4,065,327
Insurance	—	53,519,247	—	53,519,247
Internet & Catalog Retail	—	4,522,867	—	4,522,867
Internet Software & Services	—	52,265,139	—	52,265,139
IT Services	—	49,071,826	—	49,071,826
Life Sciences Tools & Services	—	32,892,729	—	32,892,729
Machinery	—	10,033,835	—	10,033,835
Media	—	127,916,027	—	127,916,027
Metals & Mining	—	803,064	—	803,064
Oil, Gas & Consumable Fuels	—	5,029,825	—	5,029,825
Pharmaceuticals	—	81,597,129	—	81,597,129
Professional Services	—	21,581,858	—	21,581,858
Real Estate Investment Trusts (REITs)	—	6,955,961	—	6,955,961
Real Estate Management & Development	—	3,638,919	—	3,638,919
Semiconductors & Semiconductor Equipment	—	31,775,892	—	31,775,892
Software	—	227,128,192	—	227,128,192
Specialty Retail	—	28,709,199	—	28,709,199
Technology Hardware, Storage & Peripherals	—	3,085,680	—	3,085,680
Trading Companies & Distributors	—	20,633,380	—	20,633,380
Wireless Telecommunication Services	—	7,515,356	—	7,515,356
Corporate Bonds & Notes
Aerospace & Defense	—	5,162,500	—	5,162,500
Commercial Services	—	2,207,200	—	2,207,200
Distribution & Wholesale	—	10,225,000	—	10,225,000
Diversified Financial Services	—	3,290,613	—	3,290,613
Electronics	—	3,539,550	—	3,539,550
Entertainment	—	9,445,570	—	9,445,570
Environmental Control	—	2,301,549	—	2,301,549
Health Care Products	—	870,504	—	870,504
Health Care Services	—	46,328,509	—	46,328,509
Insurance	—	3,493,119	—	3,493,119
Lodging	—	11,751,340	—	11,751,340
Media	—	29,300,612	—	29,300,612
Packaging & Containers	—	6,121,017	—	6,121,017
Pharmaceuticals	—	2,900,335	—	2,900,335
Retail	—	16,859,191	—	16,859,191
Software	—	5,184,375	—	5,184,375
Telecommunications	—	5,020,700	—	5,020,700
Short-Term Investment	103,819,068	—	—	103,819,068

TOTAL INVESTMENTS	$103,819,068	$1,833,813,005	$—	$1,937,632,073

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	119,281,817	$119,281,817	$161,234,441	$176,697,190	$—	$—	103,819,068	$103,819,068	$271,708

TOTAL		$119,281,817	$161,234,441	$176,697,190	$—	$—		$103,819,068	$271,708

See accompanying Notes to Schedules of Investments.

SPDR SSGA Ultra Short Term Bond ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Ultra Short Term Bond Portfolio. The schedule of investments for the SSGA Ultra Short Term Bond Portfolio follows.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 15.4%
AUTOMOBILE — 5.1%
Ford Credit Auto Owner Trust Series 2016-C, Class A2B, 1 Month USD LIBOR + 0.14%, 1.37%, 9/15/2019 (a)	$204,223	$204,281
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3, 1.10%, 9/15/2019	32,710	32,696
Honda Auto Receivables 2014-4 Owner Trust Series 2014-4, Class A4, 1.46%, 10/15/2020	350,000	349,901
Honda Auto Receivables 2016-1 Owner Trust Series 2016-1, Class A3, 1.22%, 12/18/2019	245,055	244,474
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/2018	3,070	3,069
Toyota Auto Receivables Owner Trust:
Series 2015-A, Class A3, 1.12%, 2/15/2019	56,180	56,143
Series 2016-D, Class A2A, 1.06%, 5/15/2019	135,196	135,023

		1,025,587

CREDIT CARD — 10.3%
BA Credit Card Trust Series 2016-A1, Class A, 1 Month USD LIBOR + 0.39%, 1.62%, 10/15/2021 (a)	400,000	401,717
Chase Issuance Trust:
Series 2013-A3, Class A3, 1 Month USD LIBOR + 0.28%, 1.51%, 4/15/2020 (a)	150,000	150,195
Series 2014-A7, Class A7, 1.38%, 11/15/2019	350,000	349,982
Citibank Credit Card Issuance Trust:
Series 2013-A2, Class A2, 1 Month USD LIBOR + 0.28%, 1.52%, 5/26/2020 (a)	220,000	220,325
Series 2014-A8, Class A8, 1.73%, 4/9/2020	450,000	450,549
Discover Card Execution Note Trust Series 2013-A6, Class A6, 1 Month USD LIBOR + 0.45%, 1.68%, 4/15/2021 (a)	300,000	301,157
Evergreen Credit Card Trust Series 2016-1, Class A, 1 Month USD LIBOR +0.72%, 1.95%, 4/15/2020 (a) (b)	200,000	200,612

		2,074,537

TOTAL ASSET-BACKED SECURITIES (Cost $3,099,756)		3,100,124

CORPORATE BONDS & NOTES — 70.9%
AEROSPACE & DEFENSE — 1.2%
United Technologies Corp. 3 Month USD LIBOR + 0.35%, 1.66%, 11/1/2019 (a)	250,000	251,155

AUTO MANUFACTURERS — 8.2%
American Honda Finance Corp.:
Series MTN, 3 Month USD LIBOR + 0.15%, 1.46%, 1/22/2019 (a)	300,000	300,120
Series MTN, 3 Month USD LIBOR + 0.28%, 1.60%, 11/19/2018 (a)	300,000	300,690
Daimler Finance North America LLC 3 Month USD LIBOR + 0.25%, 1.56%, 11/5/2018 (a) (b)	300,000	300,078
Nissan Motor Acceptance Corp. 1.72%, 9/28/2020 (a) (b)	250,000	250,468
Toyota Motor Credit Corp.:
Series 2547, 3 Month USD LIBOR + 0.32%, 1.62%, 1/12/2018 (a)	250,000	250,205
Series MTN, 3 Month USD LIBOR + 0.44%, 1.74%, 10/18/2019 (a)	250,000	251,522

		1,653,083

BANKS — 22.8%
Bank of Montreal Series MTN, 3 Month USD LIBOR + 0.60%, 1.91%, 12/12/2019 (a)	200,000	201,342
Bank of Nova Scotia 3 Month USD LIBOR + 0.66%, 1.98%, 6/14/2019 (a)	400,000	402,848
Branch Banking & Trust Co. 3 Month USD LIBOR + 0.45%, 1.75%, 1/15/2020 (a)	250,000	250,755
Citibank NA 3 Month USD LIBOR + 0.23%, 1.54%, 11/9/2018 (a)	250,000	250,270
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.02%, 2.33%, 10/23/2019 (a)	409,000	413,994
Series 1, 3 Month USD LIBOR + 1.20%, 2.51%, 4/30/2018 (a)	100,000	100,567
JPMorgan Chase & Co. 3 Month USD LIBOR + 1.10%, 2.42%, 6/7/2021 (a)	250,000	254,752
JPMorgan Chase Bank NA 3 Month USD LIBOR + 0.59%, 1.92%, 9/23/2019 (a)	250,000	251,732
Morgan Stanley 3 Month USD LIBOR + 0.85%, 2.16%, 1/24/2019 (a)	430,000	432,945
PNC Bank NA 3 Month USD LIBOR + 0.40%, 1.72%, 12/7/2018 (a)	250,000	250,808
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.48%, 1.79%, 7/29/2019 (a)	250,000	251,152
Series GMTN, 3 Month USD LIBOR + 0.53%, 1.85%, 3/15/2019 (a)	250,000	251,123
Toronto-Dominion Bank:
Series BKNT, 3 Month USD LIBOR + 0.44%, 1.78%, 7/2/2019 (a)	250,000	250,945
Series MTN, 3 Month USD LIBOR + 0.84%, 2.15%, 1/22/2019 (a)	100,000	100,855
US Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.30%, 1.61%, 1/26/2018 (a)	100,000	100,071

See accompanying Notes to Schedules of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series BKNT, 3 Month USD LIBOR + 0.48%, 1.79%, 10/28/2019 (a)	$100,000	$100,591
Series BKNT, 3 Month USD LIBOR + 0.58%, 1.89%, 1/29/2018 (a)	100,000	100,140
Wells Fargo & Co. 3 Month USD LIBOR + 0.63%, 1.94%, 4/23/2018 (a)	100,000	100,318
Wells Fargo Bank NA Series BKNT, 3 Month USD LIBOR + 0.74%, 2.05%, 1/22/2018 (a)	250,000	250,523
Westpac Banking Corp. 3 Month USD LIBOR + 0.56%, 1.88%, 8/19/2019 (a)	275,000	276,452

		4,592,183

BEVERAGES — 2.2%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 0.40%, 1.71%, 2/1/2019 (a)	200,000	200,786
PepsiCo, Inc. 3 Month USD LIBOR + 0.37%, 1.68%, 5/2/2022 (a)	250,000	250,895

		451,681

DIVERSIFIED FINANCIAL SERVICES — 1.8%
American Express Credit Corp. 3 Month USD LIBOR + 0.55%, 1.87%, 3/18/2019 (a)	350,000	352,082

ELECTRONICS — 1.2%
Honeywell International, Inc. 3 Month USD LIBOR + 0.28%, 1.59%, 10/30/2019 (a)	235,000	236,086

IT SERVICES — 3.5%
Apple, Inc. 3 Month USD LIBOR + 0.25%, 1.56%, 5/3/2018 (a)	250,000	250,380
International Business Machines Corp.:
3 Month USD LIBOR + 0.19%, 1.50%, 2/6/2018 (a)	205,000	205,127
3 Month USD LIBOR + 0.23%, 1.55%, 1/27/2020 (a)	250,000	250,600

		706,107

MACHINERY, CONSTRUCTION & MINING — 2.5%
Caterpillar Financial Services Corp.:
Series MTN, 3 Month USD LIBOR + 0.18%, 1.50%, 12/6/2018 (a)	250,000	250,237
Series MTN, 3 Month USD LIBOR + 0.03%, 1.57%, 11/20/2017 (a)	250,000	250,090

		500,327

MACHINERY-DIVERSIFIED — 2.0%
John Deere Capital Corp.:
3 Month USD LIBOR + 0.57%, 1.87%, 1/8/2019 (a)	200,000	201,277
Series MTN, 3 Month USD LIBOR + 0.22%, 1.54%, 12/15/2017 (a)	200,000	200,081

		401,358

MEDIA — 2.0%
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 1.74%, 4/1/2021 (a) (b)	400,000	400,476

MISCELLANEOUS MANUFACTURER — 3.5%
General Electric Co. Series MTN, 3 Month USD LIBOR + 0.71%, 2.05%, 4/2/2018 (a)	200,000	200,616
Siemens Financieringsmaatschappij NV 3 Month USD LIBOR + 0.32%, 1.64%, 9/13/2019 (a) (b)	500,000	501,650

		702,266

OIL & GAS — 9.5%
BP Capital Markets PLC:
3 Month USD LIBOR + 0.43%, 1.73%, 2/13/2018 (a)	250,000	250,320
1.97%, 9/19/2022 (a)	250,000	251,282
ConocoPhillips Co.:
3 Month USD LIBOR + 0.33%, 1.65%, 5/15/2018 (a)	100,000	100,099
3 Month USD LIBOR + 0.90%, 2.22%, 5/15/2022 (a)	250,000	254,707
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 1.66%, 9/12/2019 (a)	300,000	301,560
3 Month USD LIBOR + 0.58%, 1.89%, 11/10/2018 (a)	250,000	251,505
Statoil ASA:
3 Month USD LIBOR + 0.20%, 1.51%, 11/9/2017 (a)	250,000	250,060
3 Month USD LIBOR + 0.46%, 1.77%, 11/8/2018 (a)	250,000	251,028

		1,910,561

PHARMACEUTICALS — 1.2%
Pfizer, Inc. 3 Month USD LIBOR + 0.30%, 1.62%, 6/15/2018 (a)	250,000	250,493

RETAIL — 4.2%
Home Depot, Inc. 3 Month USD LIBOR + 0.15%, 1.47%, 6/5/2020 (a)	350,000	350,682
Lowe’s Cos., Inc.:
3 Month USD LIBOR + 0.42%, 1.74%, 9/10/2019 (a)	250,000	251,732
3 Month USD LIBOR + 0.60%, 1.92%, 9/14/2018 (a)	250,000	251,293

		853,707

SEMICONDUCTORS — 1.5%
QUALCOMM, Inc.:
3 Month USD LIBOR + 0.27%, 1.59%, 5/18/2018 (a)	150,000	150,205
3 Month USD LIBOR + 0.36%, 1.68%, 5/20/2019 (a)	150,000	150,582

		300,787

SOFTWARE — 1.3%
Oracle Corp. 3 Month USD LIBOR + 0.51%, 1.81%, 10/8/2019 (a)	250,000	252,163

TELECOMMUNICATIONS — 2.3%
Cisco Systems, Inc.:
3 Month USD LIBOR + 0.31%, 1.63%, 6/15/2018 (a)	150,000	150,297

See accompanying Notes to Schedules of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.34%, 1.67%, 9/20/2019 (a)	$310,000	$311,634

		461,931

TOTAL CORPORATE BONDS & NOTES (Cost $14,235,064)		14,276,446

FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
CANADA — 1.2%
Province of Quebec Canada Series MTN, 1.46%, 9/21/2020 (a) (Cost $250,000)	250,000	250,083

U.S. TREASURY OBLIGATIONS — 11.4%
Treasury Notes:
0.63%, 6/30/2018	300,000	298,572
0.88%, 3/31/2018	650,000	648,926
1.00%, 11/30/2018	800,000	796,467
1.25%, 6/30/2019	550,000	548,115

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,295,435)		2,292,080

	Shares
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d) (Cost $172,203)	172,203	172,203

TOTAL INVESTMENTS — 99.8% (Cost $20,052,458)		20,090,936
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		42,587

NET ASSETS — 100.0%		$20,133,523

(a)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 8.2% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.

LIBOR London Interbank Offered Rate

MTN    Medium Term Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities
Automobile	$—	$1,025,587	$—	$1,025,587
Credit Card	—	2,074,537	—	2,074,537
Corporate Bonds & Notes
Aerospace & Defense	—	251,155	—	251,155
Auto Manufacturers	—	1,653,083	—	1,653,083
Banks	—	4,592,183	—	4,592,183
Beverages	—	451,681	—	451,681
Diversified Financial Services	—	352,082	—	352,082
Electronics	—	236,086	—	236,086
IT Services	—	706,107	—	706,107
Machinery, Construction & Mining	—	500,327	—	500,327
Machinery-Diversified	—	401,358	—	401,358

See accompanying Notes to Schedules of Investments.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Media	$—	$400,476	$—	$400,476
Miscellaneous Manufacturer	—	702,266	—	702,266
Oil & Gas	—	1,910,561	—	1,910,561
Pharmaceuticals	—	250,493	—	250,493
Retail	—	853,707	—	853,707
Semiconductors	—	300,787	—	300,787
Software	—	252,163	—	252,163
Telecommunications	—	461,931	—	461,931
Foreign Government Obligations	—	250,083	—	250,083
U.S. Treasury Obligations	—	2,292,080	—	2,292,080
Short-Term Investment	172,203	—	—	172,203

TOTAL INVESTMENTS	$172,203	$19,918,733	$—	$20,090,936

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	133,860	$133,860	$2,200,576	$2,162,233	$—	$—	172,203	$172,203	$620

TOTAL		$133,860	$2,200,576	$2,162,233	$—	$—		$172,203	$620

See accompanying Notes to Schedules of Investments.

SPDR DoubleLine Total Return Tactical ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street DoubleLine Total Return Tactical Portfolio. The schedule of investments for the State Street DoubleLine Total Return Tactical Portfolio follows.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 2.0%
Ajax Mortgage Loan Trust Series 2016-B, Class A, 4.00%, 9/25/2065 (a) (b)	$8,607,299	$8,594,199
Colony Starwood Homes Trust Series 2016-2A, Class D, 1 Month USD LIBOR + 2.35%, 3.58%, 12/17/2033 (a) (c)	4,000,000	4,050,661
Flagship Credit Auto Trust Series 2016-3, Class B, 2.43%, 6/15/2021 (a)	3,500,000	3,509,688
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	3,060,215	2,217,549
Navient Student Loan Trust Series 2017-1A, Class A2, ABS, 1 Month USD LIBOR + 0.75%, 1.99%, 7/26/2066 (a) (c)	13,500,000	13,659,213
OneMain Financial Issuance Trust Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	24,000,000	24,234,823
Progress Residential Trust Series 2016-SFR2, Class D, 1 Month USD LIBOR + 2.50%, 3.73%, 1/17/2034 (a) (c)	1,000,000	1,016,033
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 1.41%, 12/25/2036 (c)	2,965,442	2,855,333
Towd Point Mortgage Trust Series 2015-1, Class AE, 3.00%, 10/25/2053 (a)	2,369,390	2,381,611
US Residential Opportunity Fund III Trust Series 2016-1III, Class A, 3.48%, 7/27/2036 (a) (b)	9,067,049	9,074,253
Westlake Automobile Receivables Trust Series 2016-2A, Class B, 2.30%, 11/15/2019 (a)	2,500,000	2,505,126

TOTAL ASSET-BACKED SECURITIES (Cost $73,297,635)		74,098,489

CORPORATE BONDS & NOTES — 12.9%
ARGENTINA — 0.0% (d)
Aeropuertos Argentina 2000 SA 6.88%, 2/1/2027 (a)	300,000	319,800

AUSTRALIA — 0.2%
Commonwealth Bank of Australia 2.75%, 3/10/2022 (a)	2,895,000	2,921,864
FMG Resources August 2006 Pty, Ltd. 4.75%, 5/15/2022 (a)	1,725,000	1,744,493
Westpac Banking Corp.:
2.00%, 8/19/2021	715,000	705,483

2.50%, 6/28/2022	325,000	324,467
2.60%, 11/23/2020	2,630,000	2,663,559

		8,359,866

BELGIUM — 0.1%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	3,305,000	3,358,012

BERMUDA — 0.0%(d)
Aircastle, Ltd. 5.00%, 4/1/2023	465,000	499,294

BRAZIL — 0.4%
CIMPOR Financial Operations B.V. Series REGS, 5.75%, 7/17/2024	700,000	658,875
Cosan Overseas, Ltd. 8.25%, 11/5/2017	4,314,000	4,389,495
JBS USA LUX SA/JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	1,869,000	1,901,707
MARB BondCo PLC 7.00%, 3/15/2024 (a)	600,000	591,000
Marfrig Holdings Europe B.V. 8.00%, 6/8/2023 (a)	1,000,000	1,034,450
Petrobras Global Finance B.V.:
7.25%, 3/17/2044	5,000,000	5,206,250
7.38%, 1/17/2027	1,000,000	1,101,000

		14,882,777

CANADA — 0.3%
1011778 BC ULC/New Red Finance, Inc. 4.25%, 5/15/2024 (a)	1,825,000	1,829,197
Bank of Montreal Series MTN, 1.90%, 8/27/2021	1,730,000	1,705,140
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	3,855,000	3,859,395
Fortis, Inc. Series WI, 2.10%, 10/4/2021	1,605,000	1,570,517
Royal Bank of Canada Series MTN, 2.35%, 10/30/2020	3,340,000	3,363,146

		12,327,395

CHILE — 0.8%
Banco de Credito e Inversiones Series REGS, 4.00%, 2/11/2023	2,000,000	2,121,427
Banco del Estado de Chile:
Series REGS, 3.88%, 2/8/2022	1,500,000	1,586,639
Series REGS, 4.13%, 10/7/2020	1,900,000	2,003,315
Banco Santander Chile Series REGS, 3.88%, 9/20/2022	434,000	455,922
Celulosa Arauco y Constitucion SA:
4.75%, 1/11/2022	700,000	742,091
5.00%, 1/21/2021	900,000	958,167
7.25%, 7/29/2019	200,000	217,790
Colbun SA Series REGS, 6.00%, 1/21/2020	3,514,000	3,810,453
Embotelladora Andina SA Series REGS, 5.00%, 10/1/2023	3,500,000	3,857,297

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Guanay Finance, Ltd. Series REGS, 6.00%, 12/15/2020	$1,371,070	$1,405,347
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	1,580,000	1,653,528
Itau CorpBanca Series REGS, 3.88%, 9/22/2019	7,214,000	7,446,983
Transelec SA Series REGS, 3.88%, 1/12/2029	1,000,000	995,000

		27,253,959

CHINA — 0.6%
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	700,000	736,233
CNOOC Finance 2012, Ltd. Series REGS, 3.88%, 5/2/2022	600,000	627,508
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	5,700,000	5,786,925
CNPC General Capital, Ltd.:
Series REGS, 3.40%, 4/16/2023	3,000,000	3,056,925
Series REGS, 3.95%, 4/19/2022	500,000	524,493
CNPC HK Overseas Capital, Ltd. Series REGS, 4.50%, 4/28/2021	3,700,000	3,932,075
Sinopec Group Overseas Development 2016, Ltd.:
Series REGS, 2.75%, 5/3/2021	2,000,000	2,013,584
Series REGS, 2.75%, 9/29/2026	4,300,000	4,099,371
Sinopec Group Overseas Development 2017, Ltd.:
2.25%, 9/13/2020 (a)	800,000	797,753
3.63%, 4/12/2027 (a)	700,000	713,768

		22,288,635

COSTA RICA — 0.1%
Banco Nacional de Costa Rica Series REGS, 5.88%, 4/25/2021 (a)	2,990,000	3,105,055

DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It 7.95%, 5/11/2026 (a)	2,200,000	2,380,400
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023 (a)	3,950,000	4,147,500

		6,527,900

FINLAND — 0.0% (d)
Nokia Oyj 3.38%, 6/12/2022	1,720,000	1,735,050

GUATEMALA — 0.1%
Industrial Senior Trust Series REGS, 5.50%, 11/1/2022	1,900,000	1,925,650

HONG KONG — 0.2%
CK Hutchison International 17, Ltd.:
2.25%, 9/29/2020 (a)	400,000	398,558
2.75%, 3/29/2023 (a)	1,000,000	994,996
3.50%, 4/5/2027 (a)	2,600,000	2,631,299
Series REGS, 2.88%, 4/5/2022	900,000	905,229
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	2,600,000	2,659,279

		7,589,361

INDIA — 1.0%
Adani Ports & Special Economic Zone, Ltd. Series REGS, 3.95%, 1/19/2022	900,000	924,693
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	1,100,000	1,177,110
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	1,500,000	1,581,635
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	4,000,000	4,051,924
BPRL International Singapore Pte, Ltd. Series EMTN, 4.38%, 1/18/2027	3,900,000	4,054,097
Export-Import Bank of India Series EMTN, 3.13%, 7/20/2021	2,150,000	2,173,183
Indian Oil Corp., Ltd.:
5.63%, 8/2/2021	2,000,000	2,198,406
5.75%, 8/1/2023	4,700,000	5,308,166
ONGC Videsh Vankorneft Pte, Ltd.:
2.88%, 1/27/2022	700,000	695,310
3.75%, 7/27/2026	6,500,000	6,487,052
Reliance Holding USA, Inc.:
Series REGS, 4.50%, 10/19/2020	1,650,000	1,742,382
Series REGS, 5.40%, 2/14/2022	5,350,000	5,878,570

		36,272,528

ISRAEL — 0.1%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	1,600,000	1,641,440
5.41%, 12/30/2025 (a)	140,000	144,715

		1,786,155

JAMAICA — 0.1%
Digicel Group, Ltd.:
Series REGS, 7.13%, 4/1/2022	3,300,000	2,998,875
Series REGS, 8.25%, 9/30/2020	1,000,000	976,880

		3,975,755

JAPAN — 0.1%
Sumitomo Mitsui Financial Group, Inc. 2.85%, 1/11/2022	2,785,000	2,810,539

MALAYSIA — 0.6%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	6,200,000	6,353,673
Gohl Capital, Ltd. 4.25%, 1/24/2027	5,000,000	5,155,155
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (c)	1,300,000	1,335,644
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	5,300,000	5,461,793
Petronas Global Sukuk, Ltd. Series REGS, 2.71%, 3/18/2020	1,900,000	1,914,284

		20,220,549

MEXICO — 0.2%
America Movil SAB de CV 5.00%, 3/30/2020	885,000	947,853
Banco Santander Mexico SA Series REGS, 5 Year CMT Rate + 4.58%, 5.95%, 1/30/2024 (c)	2,500,000	2,612,500

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

BBVA Bancomer SA Series REGS, 5 Year CMT Rate + 3.00%, 5.35%, 11/12/2029 (c)	$500,000	$507,500
Grupo Idesa SA de CV 7.88%, 12/18/2020	2,000,000	1,990,000
Sixsigma Networks Mexico SA de CV Series REGS, 8.25%, 11/7/2021	600,000	622,200
TV Azteca SAB de CV 7.63%, 9/18/2020	198,000	205,029

		6,885,082

NETHERLANDS — 0.1%
Ajecorp B.V. Series REGS, 6.50%, 5/14/2022	150,000	138,375
Shell International Finance B.V. 1.38%, 5/10/2019	3,340,000	3,328,577

		3,466,952

NEW ZEALAND — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.13%, 7/15/2023 (a)	1,900,000	1,982,840

PANAMA — 0.2%
Autoridad del Canal de Panama Series REGS, 4.95%, 7/29/2035	200,000	222,000
Global Bank Corp. Series REGS, 5.13%, 10/30/2019	5,021,000	5,244,434

		5,466,434

PERU — 0.2%
Banco de Credito del Peru Series REGS, 5.38%, 9/16/2020	2,300,000	2,507,000
Banco Internacional del Peru SAA Series REGS, 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (c)	500,000	551,250
BBVA Banco Continental SA Series REGS, 5.00%, 8/26/2022	1,000,000	1,090,000
Corp. Financiera de Desarrollo SA Series REGS, 3.25%, 7/15/2019	1,000,000	1,017,500
Transportadora de Gas del Peru SA 4.25%, 4/30/2028	3,700,000	3,829,500

		8,995,250

PHILIPPINES — 0.0% (d)
Banco De Oro Unibank, Inc. Series EMTN, 2.63%, 10/24/2021	1,150,000	1,145,643

QATAR — 0.1%
Ooredoo International Finance, Ltd. Series REGS, 3.88%, 1/31/2028	4,400,000	4,428,750

SINGAPORE — 0.7%
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.62%, 1.93%, 7/25/2022 (a) (c)	5,100,000	5,115,911
Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (c)	1,300,000	1,301,702
Series REGS, 1.93%, 7/25/2022 (c)	1,200,000	1,203,744

Oversea-Chinese Banking Corp., Ltd. Series REGS, USD 5 Year Swap Rate + 2.20%, 4.00%, 10/15/2024 (c)	2,100,000	2,154,565
SingTel Group Treasury Pte, Ltd. Series EMTN, 4.50%, 9/8/2021	200,000	214,690
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	7,650,000	7,640,559
United Overseas Bank, Ltd.:
USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (c)	4,500,000	4,576,500
Series EMTN, USD 5 Year Swap Rate + 1.995%, 3.75%, 9/19/2024 (c)	2,800,000	2,856,042

		25,063,713

TRINIDAD AND TOBAGO — 0.0% (d)
National Gas Co. of Trinidad & Tobango, Ltd. 6.05%, 1/15/2036	839,000	866,267

UNITED ARAB EMIRATES — 0.0% (d)
DAE Funding LLC 4.50%, 8/1/2022 (a)	1,025,000	1,050,497

UNITED KINGDOM — 0.2%
AstraZeneca PLC 2.38%, 6/12/2022	2,150,000	2,129,941
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	3,555,000	3,582,693
Unilever Capital Corp. 2.90%, 5/5/2027	1,375,000	1,358,390

		7,071,024

UNITED STATES — 6.2%
AbbVie, Inc. 3.20%, 11/6/2022	1,650,000	1,693,873
Allergan Funding SCS:
3.80%, 3/15/2025	675,000	700,576
3.85%, 6/15/2024	2,375,000	2,479,429
Amazon.com, Inc.:
2.60%, 12/5/2019	1,825,000	1,857,412
2.80%, 8/22/2024 (a)	1,485,000	1,491,192
3.80%, 12/5/2024	1,255,000	1,341,055
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	1,260,000	1,300,950
American Express Co. 2.50%, 8/1/2022	1,370,000	1,367,959
American Express Credit Corp.:
Series MTN, 1.80%, 7/31/2018	1,965,000	1,967,077
Series MTN, 2.70%, 3/3/2022	200,000	202,722
Anthem, Inc. 3.30%, 1/15/2023	2,982,000	3,069,015
AT&T, Inc. 3.80%, 3/1/2024	1,550,000	1,595,911
Avantor, Inc. 6.00%, 10/1/2024 (a) (e)	1,045,000	1,068,512
B&G Foods, Inc. 5.25%, 4/1/2025	870,000	887,400
Bank of America Corp. Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	3,390,000	3,390,203
Becton Dickinson and Co. 2.89%, 6/6/2022	3,355,000	3,367,749
Boston Properties L.P. 3.65%, 2/1/2026	3,235,000	3,294,168

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.63%, 1/15/2024 (a)	$2,675,000	$2,752,923
BWAY Holding Co. 5.50%, 4/15/2024 (a)	1,675,000	1,750,375
Calpine Corp. 5.75%, 1/15/2025	950,000	897,940
Cardinal Health, Inc. 3.41%, 6/15/2027	3,605,000	3,613,544
Caterpillar, Inc. 3.40%, 5/15/2024	2,791,000	2,920,363
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 5/1/2023 (a)	325,000	338,780
5.25%, 9/30/2022	1,720,000	1,769,450
Centene Corp.:
4.75%, 5/15/2022	475,000	496,375
4.75%, 1/15/2025	1,570,000	1,626,912
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	1,225,000	1,251,031
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	1,575,000	1,665,673
Cheniere Energy Partners L.P. 5.25%, 10/1/2025 (a)	935,000	956,037
CHS/Community Health Systems, Inc. 6.25%, 3/31/2023	1,365,000	1,347,937
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	1,179,000	1,155,420
Cisco Systems, Inc. 2.50%, 9/20/2026	1,730,000	1,678,135
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	3,565,000	3,600,187
Comcast Corp. 4.40%, 8/15/2035	3,563,000	3,863,397
CommScope, Inc. 5.00%, 6/15/2021 (a)	1,350,000	1,383,750
CRC Escrow Issuer LLC 5.25%, 10/15/2025 (a)	1,920,000	1,924,416
CSC Holdings LLC 6.75%, 11/15/2021	372,000	410,130
Delta Air Lines, Inc. 3.63%, 3/15/2022	2,015,000	2,075,269
Discover Financial Services 4.10%, 2/9/2027	1,930,000	1,968,098
Dollar Tree, Inc. 5.75%, 3/1/2023	1,034,000	1,091,801
Duke Energy Corp. 2.65%, 9/1/2026	3,270,000	3,126,872
eBay, Inc. 2.75%, 1/30/2023	1,680,000	1,678,303
Energy Transfer L.P.:
4.20%, 4/15/2027	280,000	283,769
4.75%, 1/15/2026	2,255,000	2,375,079
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,355,000	2,441,287
Envision Healthcare Corp. 6.25%, 12/1/2024 (a)	675,000	721,406
EQT Corp. 3.90%, 10/1/2027 (e)	3,550,000	3,552,130
Equinix, Inc. 5.38%, 4/1/2023	1,840,000	1,915,072
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	2,010,000	2,080,350

Expedia, Inc. 3.80%, 2/15/2028 (a)	3,640,000	3,611,754
FedEx Corp. 4.75%, 11/15/2045	3,400,000	3,709,468
First Data Corp. 5.75%, 1/15/2024 (a)	1,325,000	1,387,142
Frontier Communications Corp. 8.50%, 4/15/2020	400,000	388,000
General Motors Co. 3 Month USD LIBOR + 0.80%, 2.11%, 8/7/2020 (c)	820,000	820,739
General Motors Financial Co., Inc. 3.95%, 4/13/2024	3,265,000	3,345,319
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	3,288,000	3,397,721
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	2,475,000	2,477,376
3.00%, 4/26/2022	695,000	702,833
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023	1,265,000	1,323,569
Gray Television, Inc. 5.13%, 10/15/2024 (a)	1,775,000	1,788,312
HCA, Inc. 4.25%, 10/15/2019	1,935,000	2,002,725
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	1,800,000	1,836,000
Home Depot, Inc. 3.00%, 4/1/2026	2,237,000	2,250,042
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.25%, 2/1/2022	1,840,000	1,915,992
International Paper Co. 3.00%, 2/15/2027	855,000	829,581
John Deere Capital Corp. Series MTN, 2.65%, 1/6/2022	795,000	805,327
JPMorgan Chase & Co. 2.25%, 1/23/2020	3,490,000	3,507,764
Kinder Morgan, Inc. 3.05%, 12/1/2019	1,995,000	2,030,631
Kraft Heinz Foods Co. 2.80%, 7/2/2020	3,470,000	3,532,425
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	3,271,000	3,337,369
Level 3 Communications, Inc. 5.75%, 12/1/2022	1,301,000	1,336,777
Levi Strauss & Co. 5.00%, 5/1/2025	1,240,000	1,308,200
LifePoint Health, Inc. 5.38%, 5/1/2024	1,490,000	1,546,769
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	875,000	905,625
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	1,700,000	1,806,250
Micron Technology, Inc. 5.25%, 8/1/2023 (a)	1,300,000	1,363,375
Microsoft Corp. 2.40%, 2/6/2022	1,805,000	1,824,927
Morgan Stanley 2.75%, 5/19/2022	3,855,000	3,874,352
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/1/2020	1,947,000	1,960,590
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	1,300,000	1,326,812
Navient Corp. 6.50%, 6/15/2022	835,000	885,622

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	$1,750,000	$1,813,437
New York Life Global Funding:
2.30%, 6/10/2022 (a)	860,000	856,754
2.90%, 1/17/2024 (a)	985,000	997,361
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	900,000	932,063
NextEra Energy Operating Partners L.P. 4.25%, 9/15/2024 (a)	1,785,000	1,821,771
NGL Energy Partners L.P./NGL Energy Finance Corp. 6.13%, 3/1/2025	1,665,000	1,544,287
NRG Energy, Inc. 6.25%, 7/15/2022	825,000	866,250
NUVEEN FINANCE LLC 4.13%, 11/1/2024 (a)	3,220,000	3,390,109
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	760,000	786,600
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	2,120,000	2,194,200
Penske Automotive Group, Inc. 3.75%, 8/15/2020	1,790,000	1,825,800
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	707,933
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	925,000	955,063
Post Holdings, Inc. 5.50%, 3/1/2025 (a)	1,800,000	1,869,660
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	1,245,000	1,373,982
Prudential Financial, Inc. Series MTN, 3.50%, 5/15/2024	3,225,000	3,357,709
Quintiles IMS, Inc. 4.88%, 5/15/2023 (a)	2,200,000	2,293,500
Reynolds American, Inc. 4.00%, 6/12/2022	3,185,000	3,364,156
SBA Communications Corp. 4.00%, 10/1/2022 (a)	1,895,000	1,904,475
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	1,160,000	1,231,108
Select Medical Corp. 6.38%, 6/1/2021	1,255,000	1,292,650
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	1,185,000	1,226,475
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	785,000	803,840
5.38%, 7/15/2026 (a)	625,000	657,813
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	2,265,000	2,301,919
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,674,740
Southern Co.:
1.85%, 7/1/2019	1,320,000	1,318,944
2.45%, 9/1/2018	2,405,000	2,421,186
Spectrum Brands, Inc. 6.63%, 11/15/2022	1,197,000	1,243,384

Station Casinos LLC 7.50%, 3/1/2021	755,000	783,313
Sysco Corp. 3.25%, 7/15/2027	1,685,000	1,676,373
Tempur Sealy International, Inc. 5.63%, 10/15/2023	925,000	972,406
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	788,500	825,954
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	375,000	401,738
Tribune Media Co. 5.88%, 7/15/2022	1,045,000	1,088,697
United Continental Holdings, Inc. 4.25%, 10/1/2022	450,000	452,835
Valeant Pharmaceuticals International, Inc. 6.50%, 3/15/2022 (a)	1,260,000	1,332,450
Valero Energy Corp. 6.63%, 6/15/2037	1,025,000	1,278,657
Verizon Communications, Inc. 3.50%, 11/1/2024	1,510,000	1,538,584
VMware, Inc. 2.95%, 8/21/2022	3,870,000	3,892,639
Waste Management, Inc. 3.13%, 3/1/2025	3,547,000	3,591,267
WellCare Health Plans, Inc. 5.25%, 4/1/2025	1,235,000	1,299,837
Wells Fargo & Co.:
3.07%, 1/24/2023	1,650,000	1,677,704
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	1,675,000	1,698,852
Whiting Petroleum Corp. 5.00%, 3/15/2019	945,000	947,646
Williams Partners L.P. 3.75%, 6/15/2027	1,710,000	1,708,666
Williams Partners L.P./ACMP Finance Corp. 4.88%, 3/15/2024	1,225,000	1,280,002

		226,401,591

TOTAL CORPORATE BONDS & NOTES (Cost $461,514,978)		468,062,323

FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
ARGENTINA — 0.1%
Argentine Republic Government International Bond 6.88%, 1/26/2027	2,350,000	2,539,175
Provincia de Buenos Aires 7.88%, 6/15/2027 (a)	1,600,000	1,734,080

		4,273,255

BRAZIL — 0.1%
Brazilian Government International Bond 5.63%, 1/7/2041	3,500,000	3,526,250

CHILE — 0.3%
Chile Government International Bond:
3.13%, 3/27/2025	2,200,000	2,262,590
3.13%, 1/21/2026	8,300,000	8,512,396
3.86%, 6/21/2047	1,000,000	1,018,090

		11,793,076

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

COSTA RICA — 0.1%
Costa Rica Government International Bond 10.00%, 8/1/2020	$2,905,000	$3,369,800

DOMINICAN REPUBLIC — 0.1%
Dominican Republic International Bond 5.95%, 1/25/2027 (a)	4,600,000	4,945,000

GUATEMALA — 0.0% (d)
Guatemala Government Bond 4.50%, 5/3/2026	900,000	906,750

INDIA — 0.1%
Export-Import Bank of India:
Series EMTN, 2.75%, 4/1/2020	200,000	200,822
Series EMTN, 4.00%, 1/14/2023	2,050,000	2,147,276

		2,348,098

INDONESIA — 0.3%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	2,000,000	2,155,554
Perusahaan Penerbit SBSN Indonesia III:
4.15%, 3/29/2027 (a)	6,000,000	6,195,000
Series REGS, 4.15%, 3/29/2027	2,000,000	2,065,000

		10,415,554

ISRAEL — 0.2%
Israel Government International Bond:
2.88%, 3/16/2026	3,900,000	3,933,189
3.15%, 6/30/2023	500,000	517,210
4.00%, 6/30/2022	1,700,000	1,824,287

		6,274,686

MALAYSIA — 0.1%
Malaysia Sovereign Sukuk Bhd:
3.04%, 4/22/2025	1,700,000	1,708,330
Series REGS, 3.18%, 4/27/2026	2,250,000	2,273,400

		3,981,730

MEXICO — 0.4%
Mexico Government International Bond:
4.00%, 10/2/2023	1,200,000	1,268,028
4.13%, 1/21/2026	5,200,000	5,478,719
4.15%, 3/28/2027	4,100,000	4,314,020
Series MTN, 4.75%, 3/8/2044	1,300,000	1,339,013

		12,399,780

PANAMA — 0.2%
Panama Government International Bond:
3.88%, 3/17/2028	5,000,000	5,233,850
4.00%, 9/22/2024	1,700,000	1,814,002
4.50%, 5/15/2047	1,400,000	1,478,610

		8,526,462

PERU — 0.2%
Banco de Credito del Peru Series REGS, 2.25%, 10/25/2019	2,500,000	2,505,625

Fondo MIVIVIENDA SA:
3.50%, 1/31/2023 (a)	800,000	819,200
Series REGS, 3.50%, 1/31/2023	1,800,000	1,843,200

		5,168,025

PHILIPPINES — 0.3%
Philippine Government International Bond:
3.70%, 2/2/2042	3,000,000	2,999,100
4.20%, 1/21/2024	7,900,000	8,669,539

		11,668,639

POLAND — 0.0% (d)
Poland Government International Bond 5.13%, 4/21/2021	1,100,000	1,205,732

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $88,484,381)		90,802,837

SENIOR FLOATING RATE LOANS — 6.2%
AEROSPACE & DEFENSE — 0.0% (d)
TransDigm, Inc. Senior Secured Term Loan G, 4.24%, 8/22/2024	1,311,713	1,315,405

AUTO COMPONENTS — 0.1%
CH Hold Corp. Senior Secured 1st Lien Term Loan, 4.24%, 2/1/2024	148,409	149,847
Federal-Mogul Holdings Corp. Senior Secured Term Loan C, 4.98%, 4/15/2021	3,230,084	3,253,163

		3,403,010

BUILDING PRODUCTS — 0.0% (d)
Jeld-Wen, Inc. Senior Secured Term Loan B, 4.33%, 7/1/2022	1,111,139	1,121,673

CHEMICALS — 0.2%
Avantor Performance Materials Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.24%, 3/10/2024	3,994,925	4,011,584
Kraton Polymers LLC Senior Secured Term Loan, 4.24%, 1/6/2022	2,194,375	2,225,239

		6,236,823

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Asurion LLC Senior Secured Term Loan B5, 4.24%, 11/3/2023	1,236,892	1,243,850
Prime Security Services Borrower LLC Senior Secured 1st Lien Term Loan, 3.99%, 5/2/2022	4,545,050	4,589,887

		5,833,737

COMMUNICATIONS EQUIPMENT — 0.0% (d)
Digicel International Finance, Ltd. Senior Secured Term Loan B, 5.07%, 5/28/2024	180,000	180,985

COMPUTERS & PERIPHERALS — 0.0% (d)
Western Digital Corp. Senior Secured Term Loan B, 3.99%, 4/29/2023	600,287	604,903

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

CONSTRUCTION & ENGINEERING — 0.1%
Brand Energy & Infrastructure Services, Inc. Senior Secured Term Loan, 5.56%, 6/21/2024	$4,274,288	$4,301,280

CONSTRUCTION MATERIALS — 0.0% (d)
Traverse Midstream Partners LLC Senior Secured Term Loan, 5.33%, 9/27/2024	735,000	745,106

CONTAINERS & PACKAGING — 0.2%
Berry Plastics Group, Inc. Senior Secured Term Loan M, 3.49%, 10/1/2022	3,498,627	3,512,062
BWAY Holding Co. Senior Secured Term Loan B, 4.48%, 4/3/2024	548,625	550,828
Reynolds Group Holdings, Inc. Senior Secured Term Loan, 3.99%, 2/5/2023	4,063,884	4,083,817

		8,146,707

DISTRIBUTORS — 0.0% (d)
American Tire Distributors Holdings, Inc. Senior Secured Term Loan, 5.49%, 9/1/2021	466,300	471,254

DIVERSIFIED FINANCIAL SERVICES — 0.1%
AlixPartners LLP Senior Secured Term Loan B, 4.33%, 4/4/2024	1,999,950	2,007,770

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
CenturyLink Escrow LLC Senior Secured Term Loan B, 2.75%, 1/31/2025	3,440,000	3,338,950
Telesat Canada Senior Secured Term Loan B4, 4.24%, 11/17/2023	3,971,340	4,009,405

		7,348,355

ELECTRIC UTILITIES — 0.1%
EFS Cogen Holdings I LLC Senior Secured Term Loan B, 4.84%, 6/28/2023	3,872,579	3,925,827

ELECTRICAL EQUIPMENT — 0.1%
Gates Global LLC Senior Secured Term Loan B, 4.58%, 4/1/2024	2,139,250	2,151,155

ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured Term Loan B, 4.50%, 9/19/2024	1,470,000	1,487,684
Fairmount Santrol, Inc. Senior Secured Term Loan B2, 4.74%, 9/5/2019	1,352,689	1,343,389

		2,831,073

FINANCIAL — 0.0% (d)
GTCR Valor Companies, Inc. Senior Secured Term Loan B1, 5.58%, 6/16/2023	1,590,000	1,612,188

FOOD & STAPLES RETAILING — 0.2%
Albertsons LLC Senior Secured Term Loan B4, 3.99%, 8/25/2021	3,627,456	3,505,320

BJ’s Wholesale Club, Inc. Senior Secured 1st Lien Term Loan, 4.98%, 2/3/2024	3,221,925	3,096,495

		6,601,815

FOOD PRODUCTS — 0.1%
Candy Intermediate Holdings, Inc. Senior Secured Term Loan, 5.74%, 6/15/2023	1,452,848	1,426,515
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan, 5.30%, 7/3/2020	808,032	792,546

		2,219,061

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Air Methods Corp. Senior Secured Term Loan B, 4.83%, 4/21/2024	2,630,701	2,600,001

HEALTH CARE PROVIDERS & SERVICES — 0.7%
Change Healthcare Holdings, Inc. Senior Secured Term Loan B, 3.99%, 3/1/2024	4,074,525	4,090,069
CHG Healthcare Services, Inc. Senior Secured Term Loan B, 4.56%, 6/7/2023	1,950,101	1,971,347
Community Health Systems, Inc. Senior Secured Term Loan G, 4.07%, 12/31/2019	2,622,996	2,610,982
Envision Healthcare Corp. Senior Secured Term Loan B, 4.24%, 12/1/2023	4,041,271	4,057,699
HCA, Inc. Senior Secured Term Loan B8, 3.49%, 2/15/2024	496,256	499,224
Select Medical Corp. Senior Secured Term Loan B, 4.81%, 3/1/2021	3,373,050	3,413,105
Surgery Center Holdings, Inc. Senior Secured Term Loan B, 4.49%, 9/2/2024	4,380,000	4,351,267
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 3.99%, 2/6/2024	3,965,075	3,900,663
U.S. Renal Care, Inc. Senior Secured Term Loan B, 5.58%, 12/31/2022	8,904	8,644

		24,903,000

HOTELS, RESTAURANTS & LEISURE — 0.8%
1011778 BC ULC Senior Secured Term Loan B3, 3.58%, 2/16/2024	3,816,900	3,815,946
CityCenter Holdings LLC Senior Secured Term Loan B, 3.74%, 4/18/2024	4,666,311	4,691,696
ClubCorp Club Operations, Inc. Senior Secured Incremental Term Loan, 4.59%, 8/15/2024	1,960,000	1,951,425
Delta 2 (LUX) S.A.R.L. Senior Secured Term Loan B3, 4.24%, 2/1/2024	4,335,000	4,366,971
Eldorado Resorts LLC Senior Secured Term Loan B, 3.56%, 4/17/2024	1,478,629	1,479,553
Landry’s, Inc. Senior Secured Term Loan B, Zero Coupon, 10/4/2023	590,000	593,811

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

LTF Merger Sub, Inc. Senior Secured Term Loan B, 4.32%, 6/10/2022	$4,066,093	$4,085,488
MGM Growth Prop. Operating Partnership L.P. Senior Secured Term Loan B, 3.49%, 4/25/2023	3,919,349	3,936,026
Mohegan Tribal Gaming Authority Senior Secured Term Loan B, 5.24%, 10/13/2023	540,913	547,144
Scientific Games International, Inc. Senior Secured Term Loan B4, 4.52%, 8/14/2024	4,385,000	4,398,023
Travel Leaders Group LLC Senior Secured 1st Lien Term Loan, 5.81%, 1/25/2024	951,141	965,413

		30,831,496

HOUSEHOLD PRODUCTS — 0.0% (d)
KIK Custom Products, Inc. Senior Secured Term Loan B, 5.74%, 8/26/2022	1,040,682	1,052,717

INSURANCE — 0.2%
Acrisure LLC Senior Secured Term Loan B, 6.27%, 11/22/2023	1,875,575	1,901,364
AssuredPartners, Inc. Senior Secured 1st Lien Add-On Term Loan, 3.50%, 10/22/2024	3,560,000	3,570,377
York Risk Services Holding Corp. Senior Secured Term Loan B, 4.99%, 10/1/2021	1,009,750	995,109

		6,466,850

INTERNET SOFTWARE & SERVICES — 0.0% (d)
Sabre GLBL, Inc. Senior Secured Incremental Term Loan B, 3.49%, 2/22/2024	226,122	227,441

IT SERVICES — 0.2%
First Data Corp. Senior Secured Term Loan, 3.74%, 4/26/2024	1,914,234	1,922,609
Optiv Security, Inc. Senior Secured 1st Lien Term Loan, 4.56%, 2/1/2024	1,629,906	1,535,510
TKC Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.52%, 2/1/2023	4,109,350	4,152,149

		7,610,268

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Jaguar Holding Co. II Senior Secured Term Loan, 3.99%, 8/18/2022	3,919,371	3,943,455
Parexel International Corp. Senior Secured Term Loan B, 3.00%, 9/27/2024	1,980,000	1,996,097

		5,939,552

MACHINERY — 0.0% (d)
Clark Equipment Co. Senior Secured Term Loan B, 4.08%, 5/18/2024	179,100	180,443
Milacron LLC Senior Secured Amended Term Loan B, 4.24%, 9/28/2023	347,375	349,402

		529,845

MEDIA — 0.5%
Atlantic Broadband Finance LLC Senior Secured 1st Lien Term Loan, 2.75%, 8/11/2024	2,075,000	2,065,268
CSC Holdings LLC Senior Secured 1st Lien Term Loan, 3.48%, 7/17/2025	3,941,893	3,926,046
Mission Broadcasting, Inc. Senior Secured Term Loan B2, 3.74%, 1/17/2024	135,449	135,981
Nexstar Broadcasting, Inc. Senior Secured Term Loan B2, 3.74%, 1/17/2024	1,081,964	1,086,217
Rentpath, Inc. Senior Secured Term Loan, 5.99%, 12/17/2021	862,269	866,175
Tribune Media Co.:
Senior Secured Term Loan, 4.24%, 12/27/2020	83,967	84,334
Senior Secured Term Loan C, 4.24%, 1/27/2024	3,836,509	3,849,706
WideOpenWest Finance LLC Senior Secured Term Loan B, 4.48%, 8/18/2023	1,530,000	1,529,763
WMG Acquisition Corp. Senior Secured Term Loan D, 3.74%, 11/1/2023	3,950,000	3,964,200

		17,507,690

PERSONAL PRODUCTS — 0.1%
Nature’s Bounty Co. (The) Senior Secured Term Loan, Zero Coupon, 8/11/2024	2,930,000	2,900,085

PHARMACEUTICALS — 0.1%
Grifols Worldwide Operations USA, Inc. Senior Secured Acquisition Term Loan, 3.45%, 1/31/2025	3,930,250	3,941,844

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Capital Automotive L.P.:
Senior Secured 1st Lien Term Loan, 4.24%, 3/24/2024	2,523,502	2,542,883
Senior Secured 2nd Lien Term Loan, 7.24%, 3/24/2025	414,462	421,069

		2,963,952

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Bright Bidco B.V. Senior Secured Term Loan B, 5.83%, 6/30/2024	2,743,125	2,770,556

SOFTWARE — 0.7%
Almonde, Inc. Senior Secured 1st Lien Term Loan, 4.82%, 6/13/2024	3,940,000	3,961,966
Applied Systems, Inc. Senior Secured 1st Lien Term Loan, 4.57%, 9/19/2024	4,560,000	4,613,078
Kronos, Inc. Senior Secured Term Loan B, 4.81%, 11/1/2023	3,979,975	4,007,337
MA FinanceCo. LLC Senior Secured Term Loan B3, 3.99%, 6/21/2024	104,472	104,812

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Mitchell International, Inc. Senior Secured 2nd Lien Term Loan, 8.81%, 10/11/2021	$280,000	$283,150
RP Crown Parent LLC Senior Secured Term Loan B, 4.74%, 10/12/2023	823,775	830,027
Seattle Spinco, Inc. Senior Secured Term Loan B3, 3.99%, 6/21/2024	705,528	707,821
SkillSoft Corp. Senior Secured 1st Lien Term Loan, 5.99%, 4/28/2021	306,701	290,744
SolarWinds Holdings, Inc. Senior Secured Term Loan, 4.74%, 2/5/2023	4,074,475	4,092,301
Solera Holdings, Inc. Senior Secured Term Loan B, 4.49%, 3/3/2023	4,032,212	4,050,075
Sophia L.P. Senior Secured Term Loan B, 4.58%, 9/30/2022	4,090,783	4,091,744

		27,033,055

SPECIALTY RETAIL — 0.3%
Jo-Ann Stores, Inc. Senior Secured Term Loan, 6.39%, 10/20/2023	947,838	908,739
Leslie’s Poolmart, Inc. Senior Secured Term Loan, 5.06%, 8/16/2023	1,146,180	1,148,329
Party City Holdings, Inc. Senior Secured Term Loan, 4.34%, 8/19/2022	3,882,937	3,903,808
Staples, Inc. Senior Secured Term Loan B, 4.00%, 9/12/2024	4,185,000	4,171,169

		10,132,045

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Dell, Inc. Senior Secured Term Loan B, 3.74%, 9/7/2023	4,073,077	4,091,956
Peak 10, Inc. Senior Secured 1st Lien Term Loan, 4.81%, 8/1/2024	4,350,000	4,359,961
Quest Software US Holdings, Inc. Senior Secured Term Loan B, 7.24%, 10/31/2022	3,920,127	3,983,829

		12,435,746

TRADING COMPANIES & DISTRIBUTORS — 0.1%
HD Supply Waterworks, Ltd. Senior Secured Term Loan B, 4.46%, 8/1/2024	710,000	712,442
Univar, Inc. Senior Secured Term Loan B, 3.99%, 7/1/2022	4,065,024	4,085,675

		4,798,117

TOTAL SENIOR FLOATING RATE LOANS (Cost $225,560,095)		225,702,387

COMMERCIAL MORTGAGE BACKED SECURITIES — 5.4%
A10 Securitization LLC:
Series 2016-1, Class 2A3, CMO, 3.00%, 12/20/2030 (a) (c)	3,180,035	3,187,985
Series 2016-1, Class A1, 2.42%, 3/15/2035 (a)	1,376,987	1,370,018

Ajax Mortgage Loan Trust Series 2015-B, Class A, 3.88%, 7/25/2060 (a) (b)	5,809,134	5,809,498
Alternative Loan Trust:
Series 2005-79CB, Class A4, 5.50%, 1/25/2036	9,353,465	7,969,277
Series 2006-24CB, Class A9, 6.00%, 6/25/2036	4,919,014	4,224,353
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XA, IO, 0.50%, 4/14/2033 (a) (c)	30,000,000	804,303
Banc of America Alternative Loan Trust Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	5,729,672	5,689,584
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class C, 4.51%, 9/15/2048 (c)	945,000	976,864
Banc of America Funding Trust:
Series 2006-8T2, Class A4, 5.83%, 10/25/2036 (b)	5,159,659	4,700,837
Series 2007-5, Class CA1, 6.00%, 7/25/2037	6,912,868	6,132,433
BBCMS Trust Series 2015-STP, Class D, 4.43%, 9/10/2028 (a) (c)	1,750,000	1,764,238
BXHTL Mortgage Trust Series 2015-JWRZ, Class A, 1 Month USD LIBOR + 1.23%, 2.47%, 5/15/2029 (a) (c)	1,500,000	1,501,830
CD Mortgage Trust Series 2007-CD5, Class AJA, 6.58%, 11/15/2044 (c)	800,000	799,519
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.24%, 1/10/2048 (c)	24,822,281	1,747,158
Series 2016-C4, Class XA, IO, 1.92%, 5/10/2058 (c)	19,698,002	2,167,596
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, 5.50%, 8/25/2035	1,495,931	1,342,648
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	5,045,990	4,640,903
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, 4.58%, 2/10/2048 (a) (c)	943,700	776,390
Series 2015-GC31, Class C, 4.20%, 6/10/2048 (c)	1,500,000	1,458,687
Series 2015-GC33, Class C, 4.72%, 9/10/2058 (c)	1,500,000	1,486,695
Series 2015-GC35, Class C, 4.65%, 11/10/2048 (c)	1,435,000	1,429,862
Series 2016-GC36, Class XA, IO, 1.50%, 2/10/2049 (c)	22,006,032	1,824,168
Citigroup Mortgage Loan Trust Series 2007-AR5, Class 1A2A, 3.35%, 4/25/2037 (c)	3,097,593	2,800,974
CitiMortgage Alternative Loan Trust:
Series 2006-A7, Class 1A8, CMO, 5.75%, 12/25/2036	5,458,923	5,056,572
Series 2007-A1, Class 1A7, 6.00%, 1/25/2037	9,393,888	8,798,205

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Colony Mortgage Capital, Ltd. Series 2015-FL3, Class A, 1 Month USD LIBOR + 1.95%, 3.18%, 9/5/2032 (a) (c)	$227,497	$228,179
COMM Mortgage Trust:
Series 2015-CR22, Class D, 4.26%, 3/10/2048 (a) (c)	1,500,000	1,252,838
Series 2015-CR22, Class XA, IO, 1.13%, 3/10/2048 (c)	10,737,744	530,031
Series 2015-CR23, Class D, 4.40%, 5/10/2048 (c)	900,000	741,020
Series 2015-CR26, Class B, 4.64%, 10/10/2048 (c)	1,600,000	1,697,503
Series 2015-CR26, Class XA, IO, 1.20%, 10/10/2048 (c)	22,612,827	1,358,230
Series 2015-DC1, Class D, 4.50%, 2/10/2048 (a) (c)	750,000	575,617
Series 2015-DC1, Class XA, IO, 1.31%, 2/10/2048 (c)	9,096,792	511,441
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (a)	1,200,000	968,129
Series 2015-LC21, Class C, 4.46%, 7/10/2048 (c)	968,000	933,755
Series 2016-CR28, Class C, 4.80%, 2/10/2049 (c)	2,235,000	2,304,316
Series 2016-DC2, Class C, 4.80%, 2/10/2049 (c)	1,329,000	1,286,260
Series 2016-DC2, Class XA, IO, 1.22%, 2/10/2049 (c)	19,785,384	1,287,593
Countrywide Commercial Mortgage Trust Series 2007-MF1, Class A, 6.46%, 11/12/2043 (a) (c)	100,363	100,219
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (c)	900,000	924,522
Series 2015-C4, Class XA, IO, 1.09%, 11/15/2048 (c)	36,156,075	1,984,278
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, 6.00%, 8/25/2036	3,159,229	3,064,037
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM, 5.61%, 12/10/2049 (c)	2,109,000	2,145,616
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.59%, 2/10/2046 (c)	14,803,935	944,537
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, IO, 1.17%, 4/10/2047 (c)	48,609,169	2,459,838
Series 2014-GC24, Class XA, IO, 0.98%, 9/10/2047 (c)	32,016,227	1,331,875
Series 2015-GC32, Class XA, IO, 1.01%, 7/10/2048 (c)	26,288,918	1,258,432
Series 2015-GC34, Class XA, IO, 1.52%, 10/10/2048 (c)	17,288,094	1,401,267
Series 2015-GS1, Class XA, IO, 0.97%, 11/10/2048 (c)	26,934,685	1,411,878

JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	755,393	754,894
Series 2007-C1, Class AM, 6.28%, 2/15/2051 (c)	2,108,000	2,106,966
Series 2007-CB20, Class AJ, 6.46%, 2/12/2051 (c)	63,448	64,004
Series 2007-LD11, Class AM, 6.17%, 6/15/2049 (c)	826,507	846,390
Series 2008-C2, Class A4, 6.07%, 2/12/2051	1,375,726	1,376,920
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (c)	1,775,000	1,837,927
Series 2015-JP1, Class XA, IO, 1.30%, 1/15/2049 (c)	23,048,884	1,244,780
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 1.12%, 11/15/2047 (c)	6,349,310	302,670
Series 2014-C26, Class C, 4.57%, 1/15/2048 (c)	1,500,000	1,516,552
Series 2015-C27, Class XA, IO, 1.50%, 2/15/2048 (c)	7,794,268	495,576
Series 2015-C28, Class XA, IO, 1.33%, 10/15/2048 (c)	11,817,973	646,982
Series 2015-C30, Class XA, IO, 0.83%, 7/15/2048 (c)	30,588,623	1,015,891
Series 2015-C32, Class C, 4.82%, 11/15/2048 (c)	1,300,000	1,292,246
Series 2015-C33, Class C, 4.77%, 12/15/2048 (c)	1,739,000	1,814,570
Series 2016-C1, Class C, 4.91%, 3/15/2049 (c)	2,180,000	2,287,577
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.86%, 6/15/2049 (c)	21,975,650	2,070,744
LBUBS Commercial Mortgage Trust Series 2007-C7, Class AJ, 6.39%, 9/15/2045 (c)	1,615,000	1,638,766
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class AJ, 5.75%, 5/12/2039 (c)	267,541	268,418
Series 2007-C1, Class AM, 6.01%, 6/12/2050 (c)	2,180,000	2,181,305
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 1.05%, 10/15/2046 (c)	18,761,253	538,848
Series 2013-C7, Class XA, IO, 1.62%, 2/15/2046 (c)	16,926,277	923,246
Series 2015-C20, Class A4, 3.25%, 2/15/2048	355,000	360,592
Series 2015-C20, Class C, 4.61%, 2/15/2048 (c)	500,000	496,626
Series 2015-C25, Class C, 4.68%, 10/15/2048 (c)	1,700,000	1,751,773

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series 2015-C27, Class C, 4.69%, 12/15/2047 (c)	$1,219,000	$1,179,579
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (c)	1,750,000	1,280,969
Series 2016-C28, Class XA, IO, 1.44%, 1/15/2049 (c)	24,127,585	1,878,965
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 1.12%, 12/15/2048 (c)	26,006,621	1,555,669
Series 2015-XLF1, Class D, 1 Month USD LIBOR + 3.00%, 4.24%, 8/14/2031 (a) (c)	750,000	749,216
RALI Trust Series 2004-QS7, Class A4, 5.50%, 5/25/2034	1,578,374	1,612,864
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, 3.63%, 9/25/2036 (c)	1,513,843	1,380,214
VSD LLC 3.60%, 12/25/2043	3,482,973	3,484,953
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/2048 (c)	710,946	710,489
Series 2007-C33, Class AJ, 6.22%, 2/15/2051 (c)	4,866,000	4,984,308
Series 2007-C33, Class AM, 6.22%, 2/15/2051 (c)	951,610	950,792
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, 5.50%, 10/25/2035	2,643,768	2,582,014
Series 2006-5, Class 3A2, 6.00%, 7/25/2036 (b)	3,380,090	1,573,830
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (c)	9,847,233	9,838,589
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	920,000	751,157
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	900,000	683,115
Series 2015-C26, Class XA, IO, 1.44%, 2/15/2048 (c)	8,960,237	628,401
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	710,113
Series 2015-C28, Class C, 4.27%, 5/15/2048 (c)	1,500,000	1,465,390
Series 2015-LC20, Class XA, IO, 1.53%, 4/15/2050 (c)	7,844,239	545,339
Series 2015-NXS1, Class XA, IO, 1.32%, 5/15/2048 (c)	9,794,294	585,358
Series 2015-NXS2, Class XA, IO, 0.92%, 7/15/2058 (c)	29,521,640	1,188,984
Series 2015-NXS3, Class C, 4.64%, 9/15/2057 (c)	1,600,000	1,588,009
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,568,000	1,656,441

Series 2015-P2, Class XA, IO, 1.16%, 12/15/2048 (c)	22,013,710	1,296,997
Series 2016-C32, Class C, 4.88%, 1/15/2059 (c)	1,581,000	1,514,782
Series 2016-C33, Class XA, IO, 1.97%, 3/15/2059 (c)	15,451,196	1,621,317
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 3.64%, 8/25/2037 (c)	7,830,972	7,584,975
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.32%, 3/15/2047 (c)	10,135,018	508,676
Series 2014-C21, Class XA, IO, 1.29%, 8/15/2047 (c)	19,304,231	1,060,285

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $200,392,136)		194,148,061

MORTGAGE-BACKED SECURITIES — 3.8%
Alternative Loan Trust Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	4,429,736	3,796,250
BANK 2017-BNK4 Series 2017-BNK4, Class XA, IO, 1.62%, 5/15/2050 (c)	30,720,741	3,060,581
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 2.43%, 8/15/2036 (a) (c)	863,000	862,983
Series 2017-DELC, Class D, 2.93%, 8/15/2036 (a) (c)	983,000	982,389
Series 2017-DELC, Class E, 3.73%, 8/15/2036 (a) (c)	2,060,000	2,059,740
Series 2017-DELC, Class F, 4.73%, 8/15/2036 (a) (c)	1,974,000	1,972,769
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class A4, 5.70%, 6/11/2050	217,958	217,865
BX Trust 2017-APPL:
Series 2017-APPL, Class D, 1 Month USD LIBOR + 2.050%, 3.28%, 7/15/2034 (a) (c)	1,344,000	1,344,002
Series 2017-APPL, Class E, 1 Month USD LIBOR + 3.150%, 4.38%, 7/15/2034 (a) (c)	2,080,000	2,082,600
BX Trust 2017-SLCT:
Series 2017-SLCT, Class D, 1 Month USD LIBOR + 2.050%, 3.28%, 7/15/2034 (a) (c)	1,291,000	1,291,002
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.150%, 4.38%, 7/15/2034 (a) (c)	2,124,000	2,127,978
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.48%, 5/10/2050 (c)	17,004,794	1,523,068
CFCRE Commercial Mortgage Trust Series 2017-C8, Class XA, IO, 1.84%, 6/15/2050 (c)	28,346,624	3,253,076

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Citigroup Commercial Mortgage Trust:
Series 2008-C7, Class AM, 6.43%, 12/10/2049 (c)	$2,836,000	$2,846,635
Series 2010-RR2, Class JA4B, 6.07%, 2/19/2051 (a) (c)	912,000	912,144
Series 2016-P4, Class A4, 2.90%, 7/10/2049	2,023,000	2,000,911
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (c)	2,558,000	2,684,930
CLNS Trust Series 2017-IKPR, Class D, 1 Month USD LIBOR + 2.05%, 3.29%, 6/11/2032 (a) (c)	3,338,000	3,335,917
Cold Storage Trust:
Series 2017-ICE3, Class A, 1 Month USD LIBOR + 1.000%, 2.23%, 4/15/2036 (a) (c)	1,965,000	1,971,098
Series 2017-ICE3, Class C, 1 Month USD LIBOR + 1.350%, 2.58%, 4/15/2036 (a) (c)	2,397,000	2,412,407
COMM Mortgage Trust Series 2013-CR12, Class XA, IO, 1.49%, 10/10/2046 (c)	33,045,155	1,784,227
Credit Suisse Commercial Mortgage Trust Series 2008-C1, Class AM, 6.51%, 2/15/2041 (a) (c)	1,700,000	1,712,184
Great Wolf Trust 2017-WOLF:
Series 2017-WOLF, Class D, 3.34%, 9/15/2034 (a) (c)	1,798,000	1,804,329
Series 2017-WOLF, Class E, 4.34%, 9/15/2034 (a) (c)	2,787,000	2,796,409
Series 2017-WOLF, Class F, 5.31%, 9/15/2034 (a) (c)	1,484,000	1,488,813
GS Mortgage Securities Trust:
Series 2013-GC14, Class A2, 3.00%, 8/10/2046	2,833,620	2,851,680
Series 2016-GS3, Class XA, IO, 1.40%, 10/10/2049 (c)	32,800,031	2,749,919
Series 2017-GS7, Class XA, IO, 1.29%, 8/10/2050 (c)	40,898,644	3,471,730
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2017-FL10, Class B, 1 Month USD LIBOR + 1.000%, 2.23%, 6/15/2032 (a) (c)	815,000	816,812
Series 2017-FL10, Class C, 1 Month USD LIBOR + 1.250%, 2.48%, 6/15/2032 (a) (c)	616,000	616,273
Series 2017-FL10, Class D, 1 Month USD LIBOR + 1.900%, 3.13%, 6/15/2032 (a) (c)	1,994,000	1,981,830
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (c)	966,628	965,835
Series 2016-ASH, Class B, 1 Month USD LIBOR + 2.15%, 3.38%, 10/15/2034 (a) (c)	2,044,000	2,057,376
Series 2016-ASH, Class C, 1 Month USD LIBOR + 2.75%, 3.98%, 10/15/2034 (a) (c)	1,154,000	1,164,028

Series 2016-JP2, Class XA, IO, 2.01%, 8/15/2049 (c)	19,997,710	2,508,617
Series 2016-WIKI, Class E, 4.14%, 10/5/2031 (a) (c)	3,160,000	3,151,654
Series 2016-WPT, Class E, 1 Month USD LIBOR + 5.00%, 6.23%, 10/15/2033 (a) (c)	1,288,000	1,300,062
Series 2017-MAUI, Class C, 1 Month USD LIBOR + 1.25%, 2.48%, 7/15/2034 (a) (c)	865,000	863,652
Series 2017-MAUI, Class D, 1 Month USD LIBOR + 1.95%, 3.18%, 7/15/2034 (a) (c)	812,000	812,253
Series 2017-MAUI, Class E, 1 Month USD LIBOR + 2.95%, 4.18%, 7/15/2034 (a) (c)	719,000	720,348
Series 2017-MAUI, Class F, 1 Month USD LIBOR + 3.75%, 4.98%, 7/15/2034 (a) (c)	1,012,000	1,014,526
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 1.39%, 3/10/2050 (a) (c)	53,932,875	2,805,723
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C30, Class XA, IO, 1.60%, 9/15/2049 (c)	28,636,607	2,768,215
Series 2016-C31, Class C, 4.46%, 11/15/2049 (c)	3,358,000	3,343,610
Series 2016-C32, Class A4, 3.72%, 12/15/2049	2,665,000	2,791,535
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.97%, 12/15/2049 (c)	57,774,205	2,979,583
PFP, Ltd.:
Series 2017-3, Class A, 1 Month USD LIBOR + 1.05%, 2.28%, 1/14/2035 (a) (c)	1,487,069	1,489,389
Series 2017-3, Class AS, 1 Month USD LIBOR + 1.30%, 2.53%, 1/14/2035 (a) (c)	1,253,000	1,258,764
Series 2017-3, Class B, 1 Month USD LIBOR + 1.75%, 2.98%, 1/14/2035 (a) (c)	720,000	722,818
Series 2017-3, Class C, 1 Month USD LIBOR + 2.50%, 3.73%, 1/14/2035 (a) (c)	752,000	755,795
RAIT Trust Series 2016-FL6, Class A, 1 Month USD LIBOR + 1.45%, 2.68%, 11/13/2031 (a) (c)	201,294	202,124
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95%, 2.18%, 6/15/2033 (a) (c)	1,686,000	1,677,135
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25%, 2.48%, 6/15/2033 (a) (c)	1,686,000	1,679,190
Shellpoint Co-Originator Trust Series 2017-1, Class A4, CMO, 3.50%, 4/25/2047 (a) (c)	20,181,953	20,563,513

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.78%, 6/15/2050 (c)	$28,502,228	$3,280,188
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C26, Class AM, 6.20%, 6/15/2045 (c)	334,468	336,757
Series 2007-C30, Class AJ, 5.41%, 12/15/2043 (c)	1,932,216	1,963,617
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month USD LIBOR + 2.05%, 3.28%, 6/15/2029 (a) (c)	1,536,000	1,543,117
Series 2016-BOCA, Class C, 1 Month USD LIBOR + 2.50%, 3.73%, 6/15/2029 (a) (c)	1,300,000	1,307,364
Wells Fargo Commercial Mortgage Trust:
Series 2016-LC24, Class XA, IO, 1.89%, 10/15/2049 (c)	16,572,154	1,827,582
Series 2017-C38, Class XA, IO, 1.24%, 7/15/2050 (c)	39,189,516	3,101,662
Series 2017-RC1, Class XA, IO, 1.73%, 1/15/2060 (c)	25,654,340	2,670,101

TOTAL MORTGAGE-BACKED SECURITIES (Cost $139,361,322)		136,438,684

U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.9%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/2042	18,891,155	19,062,370
3.00%, 6/15/2044	11,106,670	11,109,912
3.00%, 1/1/2045	3,048,647	3,069,829
3.00%, 2/1/2045	2,144,983	2,156,981
3.00%, 3/1/2045	2,259,106	2,271,743
3.00%, 4/1/2045	45,935,476	46,233,424
3.00%, 5/1/2045	7,953,343	7,997,832
3.00%, 7/1/2045	4,085,107	4,107,958
3.00%, 8/1/2045	21,405,173	21,524,908
3.00%, 10/1/2045	14,327,571	14,407,715
3.00%, 12/1/2045	27,612,419	27,766,875
3.00%, 1/1/2046	18,575,623	18,679,530
3.00%, 9/1/2046	27,987,728	28,099,992
3.50%, 2/1/2045	4,171,092	4,310,746
3.50%, 4/1/2045	34,232,100	35,327,329
3.50%, 6/1/2045	15,301,766	15,791,333
3.50%, 10/1/2045	17,574,531	18,136,814
3.50%, 2/1/2046	19,001,725	19,607,055
3.50%, 5/1/2046	59,285,722	61,174,364
4.50%, 6/1/2044	2,843,081	3,050,925
IO, 6.00% - 1 Month USD LIBOR, 4.77%, 5/15/2041 (c)	15,146,763	2,284,798
Series 326, Class 300, CMO, STRIPS, 3.00%, 3/15/2044	40,886,546	41,016,491
Series 3822, Class ZG, 4.00%, 2/15/2041	3,565,016	3,780,788
Series 3889, Class VZ, 4.00%, 7/15/2041	15,377,646	15,979,152

Series 3935, Class SJ, IO, 6.65% - 1 Month USD LIBOR, 5.42%, 5/15/2041 (c)	3,529,352	393,820
Series 4165, Class ZT, 3.00%, 2/15/2043	15,365,333	14,067,479
Series 4215, Class KC, 2.25%, 3/15/2038	17,969,665	18,098,010
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	38,630,469	41,092,361
Series 4434, Class LZ, 3.00%, 2/15/2045	3,241,433	3,016,150
Series 4444, Class CZ, 3.00%, 2/15/2045	11,885,255	10,858,201
Series 4447, Class A, 3.00%, 6/15/2041	2,278,603	2,325,074
Series 4447, Class Z, 3.00%, 3/15/2045	3,922,887	3,686,876
Series 4471, Class BA, 3.00%, 12/15/2041	7,535,814	7,595,533
Series 4471, Class GA, 3.00%, 2/15/2044	11,299,949	11,432,461
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	11,360,077	12,182,671
Series 4481, Class B, 3.00%, 12/15/2042	7,662,741	7,733,211
Series 4483, Class CA, 3.00%, 6/15/2044	14,311,418	14,511,446
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	21,224,767	21,041,890
Series 4491, Class B, 3.00%, 8/15/2040	14,972,910	15,139,144
Series 4492, Class GZ, 3.50%, 7/15/2045	8,196,313	8,080,064
Series 4499, Class AB, 3.00%, 6/15/2042	15,337,983	15,492,274
Series 4504, Class CA, 3.00%, 4/15/2044	16,342,482	16,624,684
Series 4511, Class QA, 3.00%, 1/15/2041	13,763,716	13,963,963
Series 4511, Class QC, 3.00%, 12/15/2040	10,238,742	10,429,199
Series 4543, Class HG, 2.70%, 4/15/2044	20,021,952	20,021,177
Series 4582, Class HA, 3.00%, 9/15/2045	15,894,240	16,174,769
Series 4629, Class KA, CMO, REMIC, 3.00%, 3/15/2045	47,262,214	47,796,820
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,272,994
Federal National Mortgage Association:
2.50%, 1/1/2032	47,212,424	47,556,045
2.50%, 3/1/2032	28,786,941	28,994,980
2.50%, 9/1/2046	5,603,634	5,387,942
3.00%, 6/1/2036	17,327,791	17,644,978
3.00%, 4/1/2040	17,236,777	17,329,050
3.00%, 10/1/2041	36,957,008	37,099,038
3.00%, 3/1/2043	6,432,902	6,471,581
3.00%, 7/1/2043	10,092,878	10,087,974

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

3.00%, 1/1/2045	$2,233,418	$2,232,329
3.00%, 3/1/2045	3,108,656	3,125,297
3.00%, 4/1/2045	12,817,290	12,811,066
3.00%, 7/1/2045	40,741,776	40,986,798
3.50%, 9/1/2034	3,148,480	3,284,252
3.50%, 12/1/2034	2,873,042	2,996,937
3.50%, 2/1/2035	1,846,946	1,926,592
3.50%, 1/1/2045	14,947,139	15,442,354
3.50%, 2/1/2045	5,726,862	5,916,599
3.50%, 6/1/2045	14,985,002	15,460,887
4.50%, 3/1/2044	3,451,635	3,708,534
4.50%, 6/1/2044	1,844,125	1,981,380
4.50%, 7/1/2044	1,911,658	2,053,939
4.50%, 2/1/2045	2,374,496	2,551,225
Series 2010-109, Class N, 3.00%, 10/25/2040	3,775,063	3,847,791
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR, 4.76%, 6/25/2041 (c)	10,538,633	1,525,568
Series 2012-101, Class AP, CMO, REMIC, 2.00%, 8/25/2040	9,456,823	9,332,483
Series 2012-127, Class PA, 2.75%, 11/25/2042	4,699,260	4,675,540
Series 2012-151, Class SB, 6.00% - 1 Month USD LIBOR, 4.14%, 1/25/2043 (c)	1,248,324	1,082,250
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	16,049,103	15,438,741
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	7,170,545	7,022,218
Series 2013-30, Class PS, 6.00% - 1 Month USD LIBOR, 4.14%, 4/25/2043 (c)	1,718,187	1,521,974
Series 2014-21, Class GZ, 3.00%, 4/25/2044	6,133,896	5,795,822
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	8,818,219	8,559,668
Series 2015-42, Class CA, 3.00%, 3/25/2044	8,863,940	8,988,900
Series 2015-9, Class HA, 3.00%, 1/25/2045	14,848,246	15,120,737
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	18,756,309	19,111,371
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	4,530,339	4,124,430
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	15,867,963	15,697,913
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	23,532,202	23,764,869
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	32,972,957	33,044,548
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	11,703,774	11,849,471
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	37,923,859	38,324,483
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,128,914
Series 2017-13, Class CA, CMO, REMIC, 2.50%, 10/25/2043	37,291,525	37,139,723

Series 2017-15, Class MA, CMO, REMIC, 3.00%, 2/25/2042	76,825,833	78,171,929
Series 2017-18, Class A, CMO, REMIC, 3.00%, 8/25/2042	95,701,014	96,591,589
Series 2017-32, Class CA, CMO, REMIC, 3.00%, 10/25/2042	46,633,889	47,394,073
Series 2017-9, Class EA, CMO, REMIC, 3.00%, 10/25/2042	80,447,263	81,374,514
Government National Mortgage Association:
Series 2013-169, Class SE, IO, 6.05% - 1 Month USD LIBOR, 4.82%, 11/16/2043 (c)	3,468,509	480,860
Series 2013-34, Class PL, 3.00%, 3/20/2042	14,171,614	14,296,497
Series 2014-43, Class PS, IO, 6.18% - 1 Month USD LIBOR, 4.94%, 7/20/2042 (c)	10,234,119	1,367,286

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,648,446,002)		1,633,803,074

U.S. TREASURY OBLIGATIONS — 14.6%
Treasury Bonds:
3.00%, 11/15/2045	13,000,000	13,382,200
3.13%, 2/15/2043	30,290,000	31,975,036
Treasury Notes:
1.00%, 3/15/2018	78,130,000	78,065,933
1.50%, 5/31/2020	94,400,000	94,201,761
1.63%, 5/15/2026	79,120,000	75,054,814
1.75%, 3/31/2022	94,660,000	94,131,798
2.13%, 1/31/2021	90,200,000	91,470,007
2.13%, 2/29/2024	53,600,000	53,645,560

TOTAL U.S. TREASURY OBLIGATIONS (Cost $532,367,861)		531,927,109

	Shares
SHORT-TERM INVESTMENT — 8.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (f) (g) (Cost $297,479,236)	297,479,236	297,479,236

TOTAL INVESTMENTS — 100.5% (Cost $3,666,903,646)		3,652,462,200
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(16,950,063)

NET ASSETS — 100.0%		$3,635,512,137

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 7.9% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2017. Maturity date shown is the final maturity.

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

(c)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	When-issued security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2017.

CMO    Collateralized Mortgage Obligation

CMT    Constant Maturity Treasury

GMTN Global Medium Term Note

IO         Interest Only

LIBOR London Interbank Offered Rate

MTN     Medium Term Note

REMIC Real Estate Mortgage Investment Conduit

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$—	$74,098,489	$—	$74,098,489
Corporate Bonds & Notes
Argentina	—	319,800	—	319,800
Australia	—	8,359,866	—	8,359,866
Belgium	—	3,358,012	—	3,358,012
Bermuda	—	499,294	—	499,294
Brazil	—	14,882,777	—	14,882,777
Canada	—	12,327,395	—	12,327,395
Chile	—	27,253,959	—	27,253,959
China	—	22,288,635	—	22,288,635
Costa Rica	—	3,105,055	—	3,105,055
Dominican Republic	—	6,527,900	—	6,527,900
Finland	—	1,735,050	—	1,735,050
Guatemala	—	1,925,650	—	1,925,650
Hong Kong	—	7,589,361	—	7,589,361
India	—	36,272,528	—	36,272,528
Israel	—	1,786,155	—	1,786,155
Jamaica	—	3,975,755	—	3,975,755
Japan	—	2,810,539	—	2,810,539
Malaysia	—	20,220,549	—	20,220,549
Mexico	—	6,885,082	—	6,885,082
Netherlands	—	3,466,952	—	3,466,952
New Zealand	—	1,982,840	—	1,982,840
Panama	—	5,466,434	—	5,466,434
Peru	—	8,995,250	—	8,995,250
Philippines	—	1,145,643	—	1,145,643
Qatar	—	4,428,750	—	4,428,750
Singapore	—	25,063,713	—	25,063,713
Trinidad And Tobago	—	866,267	—	866,267
United Arab Emirates	—	1,050,497	—	1,050,497
United Kingdom	—	7,071,024	—	7,071,024
United States	—	226,401,591	—	226,401,591
Foreign Government Obligations
Argentina	—	4,273,255	—	4,273,255
Brazil	—	3,526,250	—	3,526,250
Chile	—	11,793,076	—	11,793,076
Costa Rica	—	3,369,800	—	3,369,800
Dominican Republic	—	4,945,000	—	4,945,000
Guatemala	—	906,750	—	906,750
India	—	2,348,098	—	2,348,098

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Indonesia	$—	$10,415,554	$—	$10,415,554
Israel	—	6,274,686	—	6,274,686
Malaysia	—	3,981,730	—	3,981,730
Mexico	—	12,399,780	—	12,399,780
Panama	—	8,526,462	—	8,526,462
Peru	—	5,168,025	—	5,168,025
Philippines	—	11,668,639	—	11,668,639
Poland	—	1,205,732	—	1,205,732
Senior Floating Rate Loans
Aerospace & Defense	—	1,315,405	—	1,315,405
Auto Components	—	3,403,010	—	3,403,010
Building Products	—	1,121,673	—	1,121,673
Chemicals	—	6,236,823	—	6,236,823
Commercial Services & Supplies	—	5,833,737	—	5,833,737
Communications Equipment	—	180,985	—	180,985
Computers & Peripherals	—	604,903	—	604,903
Construction & Engineering	—	4,301,280	—	4,301,280
Construction Materials	—	745,106	—	745,106
Containers & Packaging	—	8,146,707	—	8,146,707
Distributors	—	471,254	—	471,254
Diversified Financial Services	—	2,007,770	—	2,007,770
Diversified Telecommunication Services	—	7,348,355	—	7,348,355
Electric Utilities	—	3,925,827	—	3,925,827
Electrical Equipment	—	2,151,155	—	2,151,155
Energy Equipment & Services	—	2,831,073	—	2,831,073
Financial	—	1,612,188	—	1,612,188
Food & Staples Retailing	—	6,601,815	—	6,601,815
Food Products	—	2,219,061	—	2,219,061
Health Care Equipment & Supplies	—	2,600,001	—	2,600,001
Health Care Providers & Services	—	24,903,000	—	24,903,000
Hotels, Restaurants & Leisure	—	30,831,496	—	30,831,496
Household Products	—	1,052,717	—	1,052,717
Insurance	—	6,466,850	—	6,466,850
Internet Software & Services	—	227,441	—	227,441
IT Services	—	7,610,268	—	7,610,268
Life Sciences Tools & Services	—	5,939,552	—	5,939,552
Machinery	—	529,845	—	529,845
Media	—	17,507,690	—	17,507,690
Personal Products	—	2,900,085	—	2,900,085
Pharmaceuticals	—	3,941,844	—	3,941,844
Real Estate Investment Trusts (REITs)	—	2,963,952	—	2,963,952
Semiconductors & Semiconductor Equipment	—	2,770,556	—	2,770,556
Software	—	27,033,055	—	27,033,055
Specialty Retail	—	10,132,045	—	10,132,045
Technology Hardware, Storage & Peripherals	—	12,435,746	—	12,435,746
Trading Companies & Distributors	—	4,798,117	—	4,798,117
Commercial Mortgage Backed Securities	—	194,148,061	—	194,148,061
Mortgage-Backed Securities	—	136,438,684	—	136,438,684
U.S. Government Agency Obligations	—	1,633,803,074	—	1,633,803,074
U.S. Treasury Obligations	—	531,927,109	—	531,927,109
Short-Term Investment	297,479,236	—	—	297,479,236

TOTAL INVESTMENTS	$297,479,236	$3,354,982,964	$—	$3,652,462,200

See accompanying Notes to Schedules of Investments.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	119,660,357	$119,660,357	$330,803,971	$152,985,092	$—	$—	297,479,236	$297,479,236	$522,586

TOTAL		$119,660,357	$330,803,971	$152,985,092	$—	$—		$297,479,236	$522,586

See accompanying Notes to Schedules of Investments.

State Street Disciplined Global Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AUSTRALIA — 1.2%
Qantas Airways, Ltd.	6,574	$30,073
Telstra Corp., Ltd.	9,964	27,285

		57,358

CANADA — 3.2%
BCE, Inc.	859	40,153
Metro, Inc.	802	27,517
Shaw Communications, Inc. Class B	1,954	44,872
TELUS Corp.	1,279	45,897

		158,439

DENMARK — 1.3%
Danske Bank A/S	548	21,921
Vestas Wind Systems A/S	468	42,006

		63,927

FRANCE — 2.1%
Peugeot SA	1,992	47,452
Sanofi	544	54,028

		101,480

GERMANY — 2.6%
CECONOMY AG	1,496	17,620
Fresenius SE & Co. KGaA	280	22,592
METRO AG (a)	1,496	31,631
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79	16,895
RWE AG (a)	1,673	38,013

		126,751

HONG KONG — 7.8%
BOC Hong Kong Holdings, Ltd.	12,000	58,305
CK Hutchison Holdings, Ltd.	1,500	19,175
CLP Holdings, Ltd.	5,000	51,244
Hang Seng Bank, Ltd.	2,100	51,191
Jardine Matheson Holdings, Ltd.	400	25,344
Link REIT	6,500	52,678
Power Assets Holdings, Ltd.	3,500	30,314
Sun Hung Kai Properties, Ltd.	2,000	32,494
WH Group, Ltd. (b)	57,000	60,571

		381,316

ITALY — 1.4%
Enel SpA	11,140	67,100

JAPAN — 16.0%
Asahi Glass Co., Ltd.	600	22,254
Astellas Pharma, Inc.	2,500	31,793
Bridgestone Corp.	700	31,752
Central Japan Railway Co.	300	52,583
Daiichi Sankyo Co., Ltd.	1,500	33,820
Daiwa House Industry Co., Ltd.	800	27,611
Fujitsu, Ltd.	5,000	37,130
Hitachi, Ltd.	9,000	63,395
Hoya Corp.	600	32,381
Kirin Holdings Co., Ltd.	2,400	56,458
Marubeni Corp.	5,900	40,280
Mitsubishi Materials Corp.	600	20,735
Mitsui Chemicals, Inc.	1,200	36,459
Nippon Telegraph & Telephone Corp.	1,100	50,395

Sekisui Chemical Co., Ltd.	2,300	45,238
Sumitomo Rubber Industries, Ltd.	1,900	34,805
Suzuki Motor Corp.	1,200	62,918
Taisei Corp.	1,000	52,414
Toyota Motor Corp.	800	47,688

		780,109

NEW ZEALAND — 0.9%
Spark New Zealand, Ltd.	16,707	44,083

NORWAY — 0.8%
Norsk Hydro ASA	5,426	39,466

SINGAPORE — 1.1%
Ascendas REIT	6,500	12,733
Singapore Airlines, Ltd.	2,400	17,744
UOL Group, Ltd.	3,785	22,633

		53,110

SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA	807	29,914

SWEDEN — 1.0%
Swedish Match AB	1,444	50,543

SWITZERLAND — 2.8%
Sonova Holding AG	246	41,771
Swisscom AG	89	45,641
TE Connectivity, Ltd.	571	47,427

		134,839

UNITED KINGDOM — 0.8%
Direct Line Insurance Group PLC	8,421	41,080

UNITED STATES — 55.1%
Abbott Laboratories	1,202	64,139
Agilent Technologies, Inc.	1,021	65,548
AGNC Investment Corp. REIT	2,720	58,970
Allstate Corp.	556	51,102
Altria Group, Inc.	478	30,315
Ameren Corp.	768	44,421
American Electric Power Co., Inc.	520	36,525
American Express Co.	471	42,607
Annaly Capital Management, Inc. REIT	4,735	57,720
Anthem, Inc.	235	44,622
Avery Dennison Corp.	522	51,333
Axis Capital Holdings, Ltd.	669	38,340
Bank of New York Mellon Corp.	555	29,426
Baxter International, Inc.	1,135	71,221
Carnival Corp.	849	54,820
CenterPoint Energy, Inc.	1,662	48,547
Cisco Systems, Inc.	834	28,047
Colgate-Palmolive Co.	229	16,683
Comcast Corp. Class A	1,101	42,366
Corning, Inc.	1,700	50,864
Cummins, Inc.	293	49,233
Delta Air Lines, Inc.	481	23,194
DTE Energy Co.	492	52,821
Eaton Corp. PLC	659	50,605
Edison International	520	40,128
Eli Lilly & Co.	330	28,228
Entergy Corp.	494	37,722
Everest Re Group, Ltd.	202	46,135

See accompanying Notes to Schedule of Investments.

State Street Disciplined Global Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

Exelon Corp.	1,239	$46,673
Express Scripts Holding Co. (a)	534	33,813
General Dynamics Corp.	121	24,875
HCA Healthcare, Inc. (a)	522	41,546
Hologic, Inc. (a)	824	30,233
Home Depot, Inc.	149	24,370
HP, Inc.	1,887	37,664
IDEXX Laboratories, Inc. (a)	175	27,211
International Business Machines Corp.	150	21,762
Johnson & Johnson	386	50,184
JPMorgan Chase & Co.	589	56,255
Kimberly-Clark Corp.	384	45,189
KLA-Tencor Corp.	207	21,942
Lincoln National Corp.	408	29,980
McKesson Corp.	123	18,894
Merck & Co., Inc.	809	51,800
Motorola Solutions, Inc.	535	45,405
NetApp, Inc.	800	35,008
PepsiCo, Inc.	473	52,706
Pfizer, Inc.	404	14,423
Pinnacle West Capital Corp.	614	51,920
PNC Financial Services Group, Inc.	449	60,512
PPL Corp.	624	23,681
Principal Financial Group, Inc.	667	42,915
Procter & Gamble Co.	421	38,303
Prudential Financial, Inc.	103	10,951
Public Service Enterprise Group, Inc.	846	39,127
Quest Diagnostics, Inc.	580	54,311
Raytheon Co.	155	28,920
Republic Services, Inc.	211	13,939
Southwest Airlines Co.	503	28,158
Synopsys, Inc. (a)	404	32,534
Sysco Corp.	659	35,553
Texas Instruments, Inc.	678	60,776
Tyson Foods, Inc. Class A	599	42,200

UnitedHealth Group, Inc.	266	52,096
US Bancorp	808	43,301
Wal-Mart Stores, Inc.	164	12,815
Waste Management, Inc.	713	55,806

		2,693,433

TOTAL COMMON STOCKS (Cost $4,181,591)		4,822,948

SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d) (Cost $42,041)	42,041	42,041

TOTAL INVESTMENTS — 99.6% (Cost $4,223,632)		4,864,989
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		21,294

NET ASSETS — 100.0%		$4,886,283

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 1.2% of net assets as of September 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$57,358	$—	$—	$57,358
Canada	158,439	—	—	158,439
Denmark	63,927	—	—	63,927
France	101,480	—	—	101,480
Germany	126,751	—	—	126,751
Hong Kong	381,316	—	—	381,316
Italy	67,100	—	—	67,100
Japan	780,109	—	—	780,109
New Zealand	44,083	—	—	44,083
Norway	39,466	—	—	39,466
Singapore	53,110	—	—	53,110
Spain	29,914	—	—	29,914
Sweden	50,543	—	—	50,543

See accompanying Notes to Schedule of Investments.

State Street Disciplined Global Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Switzerland	$134,839	$—	$—	$134,839
United Kingdom	41,080	—	—	41,080
United States	2,693,433	—	—	2,693,433
Short-Term Investment	42,041	—	—	42,041

TOTAL INVESTMENTS	$4,864,989	$—	$—	$4,864,989

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,785	$23,785	$161,851	$143,595	$—	$—	42,041	$42,041	$139

TOTAL		$23,785	$161,851	$143,595	$—	$—		$42,041	$139

See accompanying Notes to Schedule of Investments.

SPDR MFS Systematic Core Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Core Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Core Equity Portfolio follows.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 6.4%
Boeing Co.	1,063	$270,225
United Technologies Corp.	1,617	187,702

		457,927

BANKS — 7.5%
Citigroup, Inc.	4,131	300,489
JPMorgan Chase & Co.	2,475	236,387

		536,876

BIOTECHNOLOGY — 1.7%
Celgene Corp. (a)	841	122,635

CHEMICALS — 0.6%
LyondellBasell Industries NV Class A	441	43,681

CONSUMER FINANCE — 1.1%
Discover Financial Services	1,214	78,279

ELECTRIC UTILITIES — 3.1%
Exelon Corp.	5,843	220,106

FOOD PRODUCTS — 4.8%
Archer-Daniels-Midland Co.	2,429	103,257
Tyson Foods, Inc. Class A	3,422	241,080

		344,337

HEALTH CARE PROVIDERS & SERVICES — 6.4%
Express Scripts Holding Co. (a)	3,582	226,812
Humana, Inc.	308	75,038
McKesson Corp.	447	68,664
UnitedHealth Group, Inc.	424	83,040

		453,554

HOTELS, RESTAURANTS & LEISURE — 3.8%
Carnival Corp.	1,127	72,771
Royal Caribbean Cruises, Ltd.	1,669	197,843

		270,614

HOUSEHOLD PRODUCTS — 1.1%
Procter & Gamble Co.	836	76,059

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.5%
AES Corp.	9,921	109,329

INSURANCE — 7.5%
Hartford Financial Services Group, Inc.	3,370	186,799
MetLife, Inc.	2,354	122,290
Prudential Financial, Inc.	2,128	226,249

		535,338

INTERNET & CATALOG RETAIL — 5.8%
Amazon.com, Inc. (a)	187	179,772
Priceline Group, Inc. (a)	129	236,176

		415,948

INTERNET SOFTWARE & SERVICES — 2.7%
Alphabet, Inc. Class C (a)	203	194,699

IT SERVICES — 6.2%
DXC Technology Co.	2,410	206,971
International Business Machines Corp.	1,608	233,288

		440,259

MEDIA — 3.0%
Comcast Corp. Class A	5,608	215,796

OIL, GAS & CONSUMABLE FUELS — 5.1%
Exxon Mobil Corp.	1,755	143,875
Valero Energy Corp.	2,844	218,789

		362,664

PHARMACEUTICALS — 8.9%
Eli Lilly & Co.	2,226	190,412
Johnson & Johnson	1,944	252,739
Merck & Co., Inc.	2,956	189,273

		632,424

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
Realogy Holdings Corp.	4,750	156,513

ROAD & RAIL — 3.4%
Union Pacific Corp.	2,103	243,885

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Intel Corp.	941	35,833

SOFTWARE — 7.0%
Electronic Arts, Inc. (a)	732	86,420
Intuit, Inc.	737	104,757
Oracle Corp.	1,970	95,250
Take-Two Interactive Software, Inc. (a)	2,087	213,354

		499,781

SPECIALTY RETAIL — 3.0%
Best Buy Co., Inc.	3,795	216,163

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
Apple, Inc.	1,518	233,954

TOBACCO — 2.4%
Philip Morris International, Inc.	1,569	174,175

TOTAL COMMON STOCKS (Cost $6,946,319)		7,070,829

SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (b) (c) (Cost $62,503)	62,503	62,503

TOTAL INVESTMENTS — 99.9% (Cost $7,008,822)		7,133,332
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,138

NET ASSETS — 100.0%		$7,138,470

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$457,927	$—	$—	$457,927
Banks	536,876	—	—	536,876
Biotechnology	122,635	—	—	122,635
Chemicals	43,681	—	—	43,681
Consumer Finance	78,279	—	—	78,279
Electric Utilities	220,106	—	—	220,106
Food Products	344,337	—	—	344,337
Health Care Providers & Services	453,554	—	—	453,554
Hotels, Restaurants & Leisure	270,614	—	—	270,614
Household Products	76,059	—	—	76,059
Independent Power Producers & Energy Traders	109,329	—	—	109,329
Insurance	535,338	—	—	535,338
Internet & Catalog Retail	415,948	—	—	415,948
Internet Software & Services	194,699	—	—	194,699
IT Services	440,259	—	—	440,259
Media	215,796	—	—	215,796
Oil, Gas & Consumable Fuels	362,664	—	—	362,664
Pharmaceuticals	632,424	—	—	632,424
Real Estate Management & Development	156,513	—	—	156,513
Road & Rail	243,885	—	—	243,885
Semiconductors & Semiconductor Equipment	35,833	—	—	35,833
Software	499,781	—	—	499,781
Specialty Retail	216,163	—	—	216,163
Technology Hardware, Storage & Peripherals	233,954	—	—	233,954
Tobacco	174,175	—	—	174,175
Short-Term Investment	62,503	—	—	62,503

TOTAL INVESTMENTS	$7,133,332	$—	$—	$7,133,332

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	45,055	$45,055	$119,536	$102,088	$—	$—	62,503	$62,503	$82

TOTAL		$45,055	$119,536	$102,088	$—	$—		$62,503	$82

See accompanying Notes to Schedules of Investments.

SPDR MFS Systematic Growth Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Growth Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Growth Equity Portfolio follows.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 4.1%
Boeing Co.	7,262	$1,846,073

AUTO COMPONENTS — 2.9%
Lear Corp.	7,585	1,312,812

BEVERAGES — 0.9%
Coca-Cola Co.	6,665	299,992
PepsiCo, Inc.	899	100,175

		400,167

BIOTECHNOLOGY — 3.6%
Amgen, Inc.	4,520	842,754
Celgene Corp. (a)	2,940	428,711
Gilead Sciences, Inc.	4,199	340,203

		1,611,668

CHEMICALS — 1.1%
FMC Corp.	2,089	186,568
LyondellBasell Industries NV Class A	2,995	296,655

		483,223

CONSUMER FINANCE — 0.3%
Discover Financial Services	2,288	147,530

FOOD & STAPLES RETAILING — 0.2%
Costco Wholesale Corp.	666	109,417

FOOD PRODUCTS — 2.1%
Tyson Foods, Inc. Class A	13,263	934,378

HEALTH CARE PROVIDERS & SERVICES — 9.2%
Express Scripts Holding Co. (a)	2,721	172,294
Humana, Inc.	6,067	1,478,103
McKesson Corp.	6,829	1,049,003
UnitedHealth Group, Inc.	7,404	1,450,073

		4,149,473

HOTELS, RESTAURANTS & LEISURE — 5.3%
Carnival Corp.	12,277	792,726
Domino’s Pizza, Inc.	4,089	811,871
Marriott International, Inc. Class A	1,575	173,659
Norwegian Cruise Line Holdings, Ltd. (a)	11,895	642,925

		2,421,181

INSURANCE — 2.7%
Prudential Financial, Inc.	6,941	737,967
XL Group, Ltd.	12,239	482,829

		1,220,796

INTERNET & CATALOG RETAIL — 3.7%
Priceline Group, Inc. (a)	911	1,667,877

INTERNET SOFTWARE & SERVICES — 12.3%
Alphabet, Inc. Class A (a)	1,537	1,496,608
Alphabet, Inc. Class C (a)	1,235	1,184,501
Facebook, Inc. Class A (a)	16,854	2,879,843

		5,560,952

IT SERVICES — 6.4%
DXC Technology Co.	16,699	1,434,110
International Business Machines Corp.	9,149	1,327,337
Mastercard, Inc. Class A	875	123,550

		2,884,997

MACHINERY — 3.8%
Caterpillar, Inc.	13,773	1,717,631

MEDIA — 5.6%
Charter Communications, Inc. Class A (a)	3,900	1,417,338
Comcast Corp. Class A	29,211	1,124,039

		2,541,377

PHARMACEUTICALS — 4.1%
Eli Lilly & Co.	13,047	1,116,040
Johnson & Johnson	5,661	735,987

		1,852,027

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.0%
Outfront Media, Inc. REIT	27,044	680,968
SBA Communications Corp. REIT (a)	1,499	215,931

		896,899

ROAD & RAIL — 0.7%
Union Pacific Corp.	2,662	308,712

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Broadcom, Ltd.	2,500	606,350

SOFTWARE — 11.2%
Adobe Systems, Inc. (a)	5,269	786,029
Electronic Arts, Inc. (a)	8,511	1,004,809
Oracle Corp.	24,706	1,194,535
Tableau Software, Inc. Class A (a)	9,423	705,688
Take-Two Interactive Software, Inc. (a)	13,437	1,373,665

		5,064,726

SPECIALTY RETAIL — 2.9%
Best Buy Co., Inc.	23,496	1,338,332

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.7%
Apple, Inc.	11,292	1,740,323
Western Digital Corp.	14,856	1,283,559

		3,023,882

TOBACCO — 3.6%
Altria Group, Inc.	14,864	942,675
Philip Morris International, Inc.	6,200	688,262

		1,630,937

TRADING COMPANIES & DISTRIBUTORS — 2.4%
United Rentals, Inc. (a)	6,100	846,314
Univar, Inc. (a)	8,075	233,610

		1,079,924

TOTAL COMMON STOCKS (Cost $42,418,501)		44,811,341

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (b) (c) (Cost $372,628)	372,628	$372,628

TOTAL INVESTMENTS — 99.9% (Cost $42,791,129)		45,183,969
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		31,620

NET ASSETS — 100.0%		$45,215,589

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,846,073	$—	$—	$1,846,073
Auto Components	1,312,812	—	—	1,312,812
Beverages	400,167	—	—	400,167
Biotechnology	1,611,668	—	—	1,611,668
Chemicals	483,223	—	—	483,223
Consumer Finance	147,530	—	—	147,530
Food & Staples Retailing	109,417	—	—	109,417
Food Products	934,378	—	—	934,378
Health Care Providers & Services	4,149,473	—	—	4,149,473
Hotels, Restaurants & Leisure	2,421,181	—	—	2,421,181
Insurance	1,220,796	—	—	1,220,796
Internet & Catalog Retail	1,667,877	—	—	1,667,877
Internet Software & Services	5,560,952	—	—	5,560,952
IT Services	2,884,997	—	—	2,884,997
Machinery	1,717,631	—	—	1,717,631
Media	2,541,377	—	—	2,541,377
Pharmaceuticals	1,852,027	—	—	1,852,027
Real Estate Investment Trusts (REITs)	896,899	—	—	896,899
Road & Rail	308,712	—	—	308,712
Semiconductors & Semiconductor Equipment	606,350	—	—	606,350
Software	5,064,726	—	—	5,064,726
Specialty Retail	1,338,332	—	—	1,338,332
Technology Hardware, Storage & Peripherals	3,023,882	—	—	3,023,882
Tobacco	1,630,937	—	—	1,630,937
Trading Companies & Distributors	1,079,924	—	—	1,079,924
Short-Term Investment	372,628	—	—	372,628

TOTAL INVESTMENTS	$45,183,969	$—	$—	$45,183,969

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	343,832	$343,832	$193,574	$164,778	$—	$—	372,628	$372,628	$700

TOTAL		$343,832	$193,574	$164,778	$—	$—		$372,628	$700

See accompanying Notes to Schedules of Investments.

SPDR MFS Systematic Value Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Value Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Value Equity Portfolio follows.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.3%
AEROSPACE & DEFENSE — 0.5%
United Technologies Corp.	294	$34,128

AIRLINES — 1.4%
Copa Holdings SA Class A	705	87,794

BANKS — 14.1%
Bank of America Corp.	11,255	285,202
Citigroup, Inc.	4,246	308,854
JPMorgan Chase & Co.	3,068	293,024

		887,080

BEVERAGES — 0.9%
PepsiCo, Inc.	510	56,829

CHEMICALS — 1.5%
LyondellBasell Industries NV Class A	924	91,522

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	3,289	110,609

CONSUMER FINANCE — 3.8%
Discover Financial Services	2,727	175,837
Synchrony Financial	1,910	59,305

		235,142

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Verizon Communications, Inc.	683	33,802

ELECTRIC UTILITIES — 6.8%
Exelon Corp.	5,203	195,997
PG&E Corp.	1,675	114,051
PPL Corp.	3,091	117,303

		427,351

ELECTRICAL EQUIPMENT — 2.8%
Regal Beloit Corp.	1,650	130,350
Rockwell Automation, Inc.	240	42,770

		173,120

ENERGY EQUIPMENT & SERVICES — 0.6%
Schlumberger, Ltd.	569	39,693

FOOD PRODUCTS — 4.8%
Archer-Daniels-Midland Co.	1,322	56,198
J.M. Smucker Co.	363	38,090
Tyson Foods, Inc. Class A	2,918	205,573

		299,861

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	797	42,528
Danaher Corp.	831	71,283

		113,811

HEALTH CARE PROVIDERS & SERVICES — 8.1%
HCA Healthcare, Inc. (a)	1,733	137,930
Humana, Inc.	530	129,124
McKesson Corp.	1,310	201,229
UnitedHealth Group, Inc.	206	40,345

		508,628

HOTELS, RESTAURANTS & LEISURE — 3.3%
Royal Caribbean Cruises, Ltd.	1,730	205,074

INSURANCE — 7.1%
MetLife, Inc.	2,312	120,108
Prudential Financial, Inc.	2,013	214,022
Unum Group	705	36,047
Validus Holdings, Ltd.	1,488	73,225

		443,402

INTERNET & CATALOG RETAIL — 1.1%
Priceline Group, Inc. (a)	38	69,571

IT SERVICES — 3.2%
DXC Technology Co.	2,359	202,591

MACHINERY — 2.5%
Cummins, Inc.	940	157,948

OIL, GAS & CONSUMABLE FUELS — 9.1%
Anadarko Petroleum Corp.	1,957	95,599
EOG Resources, Inc.	490	47,403
Exxon Mobil Corp.	849	69,601
Phillips 66	1,080	98,939
Valero Energy Corp.	2,670	205,403
Williams Cos., Inc.	1,871	56,149

		573,094

PHARMACEUTICALS — 5.5%
Johnson & Johnson	1,232	160,172
Merck & Co., Inc.	2,879	184,343

		344,515

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.1%
Annaly Capital Management, Inc. REIT	5,280	64,363
Sun Communities, Inc. REIT	765	65,545

		129,908

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.6%
Realogy Holdings Corp.	3,110	102,474

ROAD & RAIL — 2.4%
Union Pacific Corp.	1,300	150,761

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Intel Corp.	3,676	139,982

SOFTWARE — 2.2%
Oracle Corp.	902	43,612
VMware, Inc. Class A (a)	842	91,938

		135,550

SPECIALTY RETAIL — 4.0%
Best Buy Co., Inc.	3,457	196,911
Burlington Stores, Inc. (a)	541	51,644

		248,555

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
NetApp, Inc.	2,256	98,723

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

TOBACCO — 1.0%
Philip Morris International, Inc.	549	$60,944

TOTAL COMMON STOCKS (Cost $5,442,827)		6,162,462

SHORT-TERM INVESTMENT — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (b) (c) (Cost $99,552)	99,552	99,552

TOTAL INVESTMENTS — 99.9% (Cost $5,542,379)		6,262,014
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		8,830

NET ASSETS — 100.0%		$6,270,844

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2017.

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$34,128	$—	$—	$34,128
Airlines	87,794	—	—	87,794
Banks	887,080	—	—	887,080
Beverages	56,829	—	—	56,829
Chemicals	91,522	—	—	91,522
Communications Equipment	110,609	—	—	110,609
Consumer Finance	235,142	—	—	235,142
Diversified Telecommunication Services	33,802	—	—	33,802
Electric Utilities	427,351	—	—	427,351
Electrical Equipment	173,120	—	—	173,120
Energy Equipment & Services	39,693	—	—	39,693
Food Products	299,861	—	—	299,861
Health Care Equipment & Supplies	113,811	—	—	113,811
Health Care Providers & Services	508,628	—	—	508,628
Hotels, Restaurants & Leisure	205,074	—	—	205,074
Insurance	443,402	—	—	443,402
Internet & Catalog Retail	69,571	—	—	69,571
IT Services	202,591	—	—	202,591
Machinery	157,948	—	—	157,948
Oil, Gas & Consumable Fuels	573,094	—	—	573,094
Pharmaceuticals	344,515	—	—	344,515
Real Estate Investment Trusts (REITs)	129,908	—	—	129,908
Real Estate Management & Development	102,474	—	—	102,474
Road & Rail	150,761	—	—	150,761
Semiconductors & Semiconductor Equipment	139,982	—	—	139,982
Software	135,550	—	—	135,550
Specialty Retail	248,555	—	—	248,555
Technology Hardware, Storage & Peripherals	98,723	—	—	98,723
Tobacco	60,944	—	—	60,944
Short-Term Investment	99,552	—	—	99,552

TOTAL INVESTMENTS	$6,262,014	$—	$—	$6,262,014

See accompanying Notes to Schedules of Investments.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,511	$84,511	$48,852	$33,811	$—	$—	99,552	$99,552	$195

TOTAL		$84,511	$48,852	$33,811	$—	$—		$99,552	$195

See accompanying Notes to Schedules of Investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 64.0%
BRAZIL — 2.7%
MARB BondCo PLC 7.00%, 3/15/2024 (a)	$200,000	$197,000
Petrobras Global Finance B.V.:
7.25%, 3/17/2044	400,000	416,500
7.38%, 1/17/2027	200,000	220,200

		833,700

CHILE — 11.1%
Banco de Credito e Inversiones Series REGS, 4.00%, 2/11/2023	200,000	212,143
Banco del Estado de Chile:
Series REGS, 3.88%, 2/8/2022	150,000	158,664
Series REGS, 4.13%, 10/7/2020	300,000	316,313
Banco Santander Chile Series REGS, 3.88%, 9/20/2022	263,000	276,285
Celulosa Arauco y Constitucion SA:
4.75%, 1/11/2022	100,000	106,013
7.25%, 7/29/2019	200,000	217,790
Colbun SA Series REGS, 6.00%, 1/21/2020	500,000	542,182
Embotelladora Andina SA Series REGS, 5.00%, 10/1/2023	300,000	330,625
Inversiones CMPC SA 6.13%, 11/5/2019	200,000	215,725
Itau CorpBanca Series REGS, 3.88%, 9/22/2019	700,000	722,607
SACI Falabella 3.75%, 4/30/2023	300,000	308,984

		3,407,331

CHINA — 6.5%
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	200,000	210,352
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	500,000	507,625
CNPC General Capital, Ltd. Series REGS, 3.40%, 4/16/2023	400,000	407,590
CNPC HK Overseas Capital, Ltd. Series REGS, 4.50%, 4/28/2021	200,000	212,545
Sinopec Group Overseas Development 2016, Ltd. Series REGS, 2.75%, 9/29/2026	700,000	667,339

		2,005,451

COSTA RICA — 0.7%
Banco Nacional de Costa Rica 4.88%, 11/1/2018	200,000	202,914

HONG KONG — 2.0%
CK Hutchison International 17, Ltd.:
3.50%, 4/5/2027 (a)	200,000	202,408
Series REGS, 2.88%, 4/5/2022	200,000	201,162
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	200,000	204,560

		608,130

INDIA — 12.8%
Adani Ports & Special Economic Zone, Ltd.:
Series REGS, 3.50%, 7/29/2020	500,000	508,951
Series REGS, 3.95%, 1/19/2022	200,000	205,907
Bharat Petroleum Corp., Ltd. Series EMTN, 4.00%, 5/8/2025	500,000	513,190

Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	500,000	527,211
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	200,000	202,596
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	600,000	677,638
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	600,000	598,805
Reliance Holding USA, Inc. Series REGS, 4.50%, 10/19/2020	650,000	686,393

		3,920,691

ISRAEL — 1.9%
Delek & Avner Tamar Bond, Ltd. 4.44%, 12/30/2020 (a)	560,000	574,504

JAMAICA — 1.2%
Digicel Group, Ltd. Series REGS, 7.13%, 4/1/2022	400,000	363,500

MALAYSIA — 6.7%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	600,000	614,872
Gohl Capital, Ltd. 4.25%, 1/24/2027	600,000	618,618
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	200,000	205,484
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	600,000	618,316

		2,057,290

MEXICO — 3.0%
America Movil SAB de CV 3.13%, 7/16/2022	400,000	409,944
Grupo Idesa SA de CV 7.88%, 12/18/2020	200,000	199,000
Grupo Posadas SAB de CV Series REGS, 7.88%, 6/30/2022	300,000	319,500

		928,444

PANAMA — 2.4%
Autoridad del Canal de Panama Series REGS, 4.95%, 7/29/2035	200,000	222,000
Global Bank Corp.:
Series REGS, 4.50%, 10/20/2021	300,000	307,050
Series REGS, 5.13%, 10/30/2019	200,000	208,900

		737,950

PERU — 2.8%
Banco de Credito del Peru Series REGS, 5.38%, 9/16/2020	300,000	327,000
BBVA Banco Continental SA Series REGS, 5.00%, 8/26/2022	100,000	109,000
Transportadora de Gas del Peru SA 4.25%, 4/30/2028	400,000	414,000

		850,000

PHILIPPINES — 0.5%
Banco De Oro Unibank, Inc. Series EMTN, 2.63%, 10/24/2021	150,000	149,432

QATAR — 2.0%
Ooredoo International Finance, Ltd. Series REGS, 3.88%, 1/31/2028	600,000	603,920

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

SINGAPORE — 7.7%
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.62%, 1.93%, 7/25/2022 (a) (b)	$600,000	$601,872
Series REGS, 1.93%, 7/25/2022 (b)	200,000	200,624
Oversea-Chinese Banking Corp., Ltd. Series REGS, USD 5 Year Swap Rate + 2.20%, 4.00%, 10/15/2024 (b)	400,000	410,393
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	750,000	749,075
United Overseas Bank, Ltd.:
USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (b)	200,000	203,400
Series EMTN, USD 5 year Swap Rate + 2.00%, 3.75%, 9/19/2024 (b)	200,000	204,003

		2,369,367

TOTAL CORPORATE BONDS & NOTES (Cost $19,365,796)		19,612,624

FOREIGN GOVERNMENT OBLIGATIONS — 34.6%
ARGENTINA — 1.2%
Argentine Republic Government International Bond 6.88%, 1/26/2027	200,000	216,100
Provincia de Buenos Aires Series REGS, 7.88%, 6/15/2027	150,000	162,570

		378,670

BRAZIL — 1.0%
Brazilian Government International Bond 5.63%, 1/7/2041	300,000	302,250

CHILE — 4.0%
Chile Government International Bond:
3.13%, 3/27/2025	200,000	205,690
3.13%, 1/21/2026	800,000	820,472
3.86%, 6/21/2047	200,000	203,618

		1,229,780

COSTA RICA — 1.1%
Costa Rica Government International Bond 10.00%, 8/1/2020	300,000	348,000

DOMINICAN REPUBLIC — 1.1%
Dominican Republic International Bond Series REGS, 5.95%, 1/25/2027	300,000	322,500

INDIA — 2.4%
Export-Import Bank of India Series EMTN, 4.00%, 1/14/2023	700,000	733,216

INDONESIA — 3.7%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	200,000	215,556
Perusahaan Penerbit SBSN Indonesia III 4.15%, 3/29/2027 (a)	900,000	929,250

		1,144,806

ISRAEL — 2.0%
Israel Government International Bond:
2.88%, 3/16/2026	400,000	403,404
3.15%, 6/30/2023	200,000	206,884

		610,288

MALAYSIA — 2.1%
Malaysia Sovereign Sukuk Bhd:
3.04%, 4/22/2025	400,000	401,960
Series REGS, 3.18%, 4/27/2026	250,000	252,600

		654,560

MEXICO — 4.2%
Mexico Government International Bond:
4.00%, 10/2/2023	100,000	105,669
4.13%, 1/21/2026	500,000	526,800
4.15%, 3/28/2027	500,000	526,100
Series MTN, 4.75%, 3/8/2044	120,000	123,601

		1,282,170

PANAMA — 3.5%
Panama Government International Bond:
3.88%, 3/17/2028	600,000	628,062
4.00%, 9/22/2024	400,000	426,824

		1,054,886

PERU — 3.0%
Banco de Credito del Peru Series REGS, 2.25%, 10/25/2019	400,000	400,900
Corp. Financiera de Desarrollo SA Series REGS, 4.75%, 7/15/2025	300,000	323,250
Fondo MIVIVIENDA SA Series REGS, 3.50%, 1/31/2023	200,000	204,800

		928,950

PHILIPPINES — 3.9%
Philippine Government International Bond:
3.70%, 2/2/2042	300,000	299,910
4.20%, 1/21/2024	800,000	877,928

		1,177,838

POLAND — 1.4%
Poland Government International Bond 5.13%, 4/21/2021	400,000	438,448

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,405,407)		10,606,362

SHORT-TERM INVESTMENT — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (c) (d) (Cost $825,990)	825,990	825,990

TOTAL INVESTMENTS — 101.3% (Cost $30,597,193)		31,044,976
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(402,713)

NET ASSETS — 100.0%		$30,642,263

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 8.2% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2017.

LIBOR London Interbank Offered Rate

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Brazil	$—	$833,700	$—	$833,700
Chile	—	3,407,331	—	3,407,331
China	—	2,005,451	—	2,005,451
Costa Rica	—	202,914	—	202,914
Hong Kong	—	608,130	—	608,130
India	—	3,920,691	—	3,920,691
Israel	—	574,504	—	574,504
Jamaica	—	363,500	—	363,500
Malaysia	—	2,057,290	—	2,057,290
Mexico	—	928,444	—	928,444
Panama	—	737,950	—	737,950
Peru	—	850,000	—	850,000
Philippines	—	149,432	—	149,432
Qatar	—	603,920	—	603,920
Singapore	—	2,369,367	—	2,369,367
Foreign Government Obligations
Argentina	—	378,670	—	378,670
Brazil	—	302,250	—	302,250
Chile	—	1,229,780	—	1,229,780
Costa Rica	—	348,000	—	348,000
Dominican Republic	—	322,500	—	322,500
India	—	733,216	—	733,216
Indonesia	—	1,144,806	—	1,144,806
Israel	—	610,288	—	610,288
Malaysia	—	654,560	—	654,560
Mexico	—	1,282,170	—	1,282,170
Panama	—	1,054,886	—	1,054,886
Peru	—	928,950	—	928,950
Philippines	—	1,177,838	—	1,177,838
Poland	—	438,448	—	438,448
Short-Term Investment	825,990	—	—	825,990

TOTAL INVESTMENTS	$825,990	$30,218,986	$—	$31,044,976

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,072,343	$1,072,343	$5,830,171	$6,076,524	$—	$—	825,990	$825,990	$6,646

TOTAL		$1,072,343	$5,830,171	$6,076,524	$—	$—		$825,990	$6,646

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 27.0%
AEROSPACE & DEFENSE — 0.4%
United Technologies Corp.:
1.50%, 11/1/2019	$120,000	$119,190
1.90%, 5/4/2020	55,000	54,811

		174,001

AGRICULTURE — 0.6%
BAT Capital Corp. 2.30%, 8/14/2020 (a)	150,000	150,652
Reynolds American, Inc. 3.25%, 6/12/2020	65,000	66,835

		217,487

AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp. Series MTN, 1.95%, 7/20/2020	60,000	59,901
General Motors Financial Co., Inc. 2.65%, 4/13/2020	130,000	130,871
Toyota Motor Credit Corp. 1.95%, 4/17/2020	50,000	49,998

		240,770

BANKS — 8.9%
Banco de Credito del Peru Series REGS, 5.38%, 9/16/2020	100,000	109,000
Banco del Estado de Chile Series REGS, 3.88%, 2/8/2022	200,000	211,552
Banco Santander Mexico SA Series REGS, 5 Year CMT Rate + 4.58%, 5.95%, 1/30/2024 (b)	200,000	209,000
Bank of Montreal:
Series MTN, 1.50%, 7/18/2019	35,000	34,781
Series MTN, 2.10%, 12/12/2019	165,000	165,606
Bank of Nova Scotia Series BKNT, 2.15%, 7/14/2020	185,000	185,455
Citigroup, Inc.:
2.05%, 12/7/2018	130,000	130,232
3 Month USD LIBOR + 0.96%, 2.27%, 4/25/2022 (b)	130,000	130,788
Commonwealth Bank of Australia 2.25%, 3/10/2020 (a)	105,000	105,524
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	200,000	200,262
Global Bank Corp. 4.50%, 10/20/2021 (a)	200,000	204,700
Goldman Sachs Group, Inc.:
2.30%, 12/13/2019	225,000	226,001
2.90%, 7/19/2018	30,000	30,274
Itau CorpBanca Series REGS, 3.88%, 9/22/2019	200,000	206,459
JPMorgan Chase & Co. 2.25%, 1/23/2020	260,000	261,324
Morgan Stanley 3 Month USD LIBOR + 0.93%, 2.24%, 7/22/2022 (b)	260,000	260,985
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	60,000	60,113
PNC Financial Services Group, Inc. 4.38%, 8/11/2020	95,000	100,884

Royal Bank of Canada 1.50%, 7/29/2019	135,000	134,156
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/2021	190,000	186,734
Wells Fargo & Co.:
Series GMTN, 1.50%, 1/16/2018	70,000	70,004
Series N, 2.15%, 1/30/2020	185,000	185,418
Westpac Banking Corp. 1.60%, 8/19/2019	140,000	139,318

		3,548,570

BEVERAGES — 0.7%
Anheuser-Busch InBev Finance, Inc. 1.90%, 2/1/2019	185,000	185,579
Molson Coors Brewing Co. 1.45%, 7/15/2019	90,000	89,049

		274,628

BIOTECHNOLOGY — 0.9%
Amgen, Inc. 2.20%, 5/11/2020	175,000	175,597
Celgene Corp.:
2.13%, 8/15/2018	145,000	145,606
2.88%, 8/15/2020	25,000	25,539

		346,742

CHEMICALS — 0.6%
Sherwin-Williams Co. 2.25%, 5/15/2020	255,000	256,002

DIVERSIFIED FINANCIAL SERVICES — 0.3%
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/15/2019	115,000	116,033

ELECTRIC — 1.2%
Comision Federal de Electricidad 4.88%, 5/26/2021	200,000	213,500
Consolidated Edison, Inc. Series A, 2.00%, 3/15/2020	150,000	149,892
Southern Co.:
1.85%, 7/1/2019	65,000	64,948
2.45%, 9/1/2018	50,000	50,336

		478,676

FOOD — 1.0%
General Mills, Inc. 2.20%, 10/21/2019	165,000	165,785
Kraft Heinz Foods Co. 2.00%, 7/2/2018	115,000	115,236
Kroger Co. 6.15%, 1/15/2020	95,000	103,295

		384,316

HEALTH CARE PRODUCTS — 0.7%
Medtronic Global Holdings SCA 1.70%, 3/28/2019	130,000	129,924
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	80,000	80,254
3.60%, 8/15/2021	55,000	57,371

		267,549

HEALTH CARE SERVICES — 0.1%
Anthem, Inc. 2.30%, 7/15/2018	45,000	45,195

HOLDING COMPANIES-DIVERS — 0.5%
CK Hutchison International 17, Ltd. 2.25%, 9/29/2020 (a)	200,000	199,529

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

HOUSEWARES — 0.6%
Newell Brands, Inc.:
2.60%, 3/29/2019	$14,000	$14,112
3.15%, 4/1/2021	235,000	240,210

		254,322

INSURANCE — 1.0%
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	155,000	153,893
1.70%, 3/15/2019	20,000	20,032
Nuveen Finance LLC 2.95%, 11/1/2019 (a)	110,000	111,830
Prudential Financial, Inc. Series D, 7.38%, 6/15/2019	90,000	98,130

		383,885

INTERNET — 0.5%
Amazon.com, Inc.:
1.90%, 8/21/2020 (a)	45,000	45,115
2.60%, 12/5/2019	160,000	162,841

		207,956

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
Series GMTN, 1.70%, 6/16/2018	40,000	40,047
Series MTN, 2.10%, 1/10/2020	70,000	70,365

		110,412

MACHINERY-DIVERSIFIED — 0.1%
John Deere Capital Corp. Series MTN, 1.95%, 6/22/2020	20,000	20,008

MEDIA — 0.2%
Comcast Corp. 5.15%, 3/1/2020	90,000	96,787

OIL & GAS — 1.9%
BP Capital Markets PLC:
1.68%, 5/3/2019	145,000	144,842
1.77%, 9/19/2019	65,000	65,074
Chevron Corp. 1.99%, 3/3/2020	45,000	45,153
CNPC General Capital, Ltd. Series REGS, 3.95%, 4/19/2022	200,000	209,797
Indian Oil Corp., Ltd. 5.63%, 8/2/2021	200,000	219,841
Shell International Finance B.V. 1.38%, 5/10/2019	75,000	74,743

		759,450

PHARMACEUTICALS — 2.4%
AbbVie, Inc. 1.80%, 5/14/2018	70,000	70,097
AstraZeneca PLC 2.38%, 11/16/2020	255,000	256,158
Cardinal Health, Inc. 1.95%, 6/14/2019	180,000	180,068
Express Scripts Holding Co. 2.25%, 6/15/2019	110,000	110,435
McKesson Corp. 2.28%, 3/15/2019	100,000	100,421
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	220,000	219,428

		936,607

PIPELINES — 0.3%
Kinder Morgan, Inc. 3.05%, 12/1/2019	100,000	101,786

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Boston Properties L.P. 5.88%, 10/15/2019	40,000	42,697

Simon Property Group L.P. 2.20%, 2/1/2019	55,000	55,279

		97,976

RETAIL — 0.2%
CVS Health Corp. 1.90%, 7/20/2018	65,000	65,156

SEMICONDUCTORS — 1.0%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 2.38%, 1/15/2020 (a)	255,000	256,229
QUALCOMM, Inc. 2.10%, 5/20/2020	140,000	140,583

		396,812

SOFTWARE — 0.4%
VMware, Inc. 2.30%, 8/21/2020	170,000	170,461

TELECOMMUNICATIONS — 1.0%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	200,000	205,117
British Telecommunications PLC 5.95%, 1/15/2018	100,000	101,214
Orange SA 2.75%, 2/6/2019	105,000	106,253

		412,584

TEXTILES — 0.3%
Cintas Corp. No. 2 2.90%, 4/1/2022	135,000	137,280

TOTAL CORPORATE BONDS & NOTES (Cost $10,669,207)		10,700,980

FOREIGN GOVERNMENT OBLIGATIONS — 3.5%
Chile Government International Bond 2.25%, 10/30/2022	200,000	199,402
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	200,000	215,930
Israel Government International Bond 4.00%, 6/30/2022	200,000	214,622
Mexico Government International Bond Series GMTN, 3.50%, 1/21/2021	150,000	157,193
Philippine Government International Bond 4.00%, 1/15/2021	100,000	106,070
Poland Government International Bond 5.13%, 4/21/2021	200,000	219,224
Wakala Global Sukuk Bhd Series REGS, 4.65%, 7/6/2021	250,000	269,370

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,374,357)		1,381,811

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.9%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/2032	993,104	1,039,424
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	2,704,416	2,672,105
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	986,047	974,061
Series 4125, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.35%, 1.58%, 11/15/2042 (b)	561,976	561,181
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	486,014	481,826
Series 4582, Class HA, 3.00%, 9/15/2045	794,712	808,739
Series K722, Class X1, IO, 1.44%, 3/25/2023 (b)	503,402	29,294

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Federal National Mortgage Association:
3.00%, 11/1/2036	$628,471	$639,975
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	2,959,010	2,950,451
Series 2017-13, Class ML, CMO, REMIC, 3.00%, 8/25/2041	959,300	976,054
Series 2017-2, Class HA, CMO, REMIC, 3.00%, 9/25/2041	942,115	959,601
Government National Mortgage Association Series 2017-116, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 1.49%, 5/20/2044 (b)	963,103	964,250

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,100,371)		13,056,961

U.S. TREASURY OBLIGATIONS — 20.5%
Treasury Bill 10.26%, 12/7/2017	1,330,000	1,327,577
Treasury Notes:
0.75%, 10/31/2018	500,000	496,665
0.88%, 3/31/2018	1,490,000	1,487,542
0.88%, 5/31/2018	1,320,000	1,316,674
1.00%, 3/15/2018	1,240,000	1,238,983
2.00%, 8/31/2021	1,140,000	1,149,040
2.13%, 9/30/2021	1,120,000	1,133,686

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,173,454)		8,150,167

SENIOR FLOATING RATE LOANS — 1.2%
CHEMICALS — 0.0% (c)
Kraton Polymers LLC Senior Secured Term Loan, 4.24%, 1/6/2022	15,649	15,869

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Telesat Canada Senior Secured Term Loan B4, 4.24%, 11/17/2023	44,551	44,978

ENERGY EQUIPMENT & SERVICES — 0.1%
Fairmount Santrol, Inc. Senior Secured Term Loan B2, 4.74%, 9/5/2019	37,307	37,050

FOOD & STAPLES RETAILING — 0.1%
BJ’s Wholesale Club, Inc. Senior Secured 1st Lien Term Loan, 4.98%, 2/3/2024	29,925	28,760

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Change Healthcare Holdings, Inc. Senior Secured Term Loan B, 3.99%, 3/1/2024	34,825	34,958
Select Medical Corp. Senior Secured Term Loan B, 4.81%, 3/1/2021	34,825	35,239
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 3.99%, 2/6/2024	64,675	63,624

		133,821

IT SERVICES — 0.1%
TKC Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.52%, 2/1/2023	29,850	30,161

MEDIA — 0.3%
CSC Holdings LLC Senior Secured 1st Lien Term Loan, 3.48%, 7/17/2025	74,625	74,326

Tribune Media Co.:
Senior Secured Term Loan, 4.24%, 12/27/2020	4,246	4,265
Senior Secured Term Loan C, 4.24%, 1/27/2024	52,924	53,106

		131,697

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Univar, Inc. Senior Secured Term Loan B, 3.99%, 7/1/2022	68,877	69,227

TOTAL SENIOR FLOATING RATE LOANS (Cost $491,656)		491,563

ASSET-BACKED SECURITIES — 3.6%
Bear Stearns Asset Backed Securities Trust Series 2006-2, Class M1, ABS, 1 Month USD LIBOR + 0.42%, 1.66%, 7/25/2036 (b)	440,911	440,895
Citi Held For Asset Issuance Series 2016-PM1, Class A, ABS, 4.65%, 4/15/2025 (a)	112,645	113,475
Invitation Homes Trust Series 2015-SFR3, Class A, ABS, 1 Month USD LIBOR + 1.30%, 2.53%, 8/17/2032 (a) (b)	95,472	96,145
Sofi Consumer Loan Program LLC Series 2017-1, Class A, ABS, 3.28%, 1/26/2026 (a)	367,381	372,265
Westlake Automobile Receivables Trust Series 2017-2A, Class C, ABS, 2.59%, 12/15/2022 (a)	400,000	398,962

TOTAL ASSET-BACKED SECURITIES (Cost $1,413,558)		1,421,742

MORTGAGE-BACKED SECURITIES — 6.7%
BANK 2017-BNK6 Series 2017-BNK6, Class XA, IO, 1.02%, 7/15/2060 (b)	1,141,858	72,226
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 2.43%, 8/15/2036 (a) (b)	17,000	17,000
Series 2017-DELC, Class D, 2.93%, 8/15/2036 (a) (b)	19,000	18,988
Series 2017-DELC, Class E, 3.73%, 8/15/2036 (a) (b)	40,000	39,995
Series 2017-DELC, Class F, 4.73%, 8/15/2036 (a) (b)	38,000	37,976
Bear Stearns Commercial Mortgage Securities Trust Series 2014-BXO, Class E, 1 Month USD LIBOR + 3.75%, 3.79%, 8/15/2027 (a) (b)	26,000	26,080
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Class AM, 6.43%, 12/10/2049 (b)	69,000	69,259
Series 2016-GC37, Class XA, IO, 1.81%, 4/10/2049 (b)	991,617	114,405
CLNS Trust:
Series 2017-IKPR, Class D, 1 Month USD LIBOR + 2.05%, 3.29%, 6/11/2032 (a) (b)	18,000	17,989

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series 2017-IKPR, Class E, 1 Month USD LIBOR + 3.50%, 4.74%, 6/11/2032 (a) (b)	$18,000	$18,017
COMM Mortgage Trust Series 2015-CR25, Class XA, IO, 1.10%, 8/10/2048 (b)	1,360,060	76,778
Cosmopolitan Hotel Trust Series 2016-CSMO, Class C, 1 Month USD LIBOR + 2.65%, 3.88%, 11/15/2033 (a) (b)	51,000	51,223
Credit Suisse Commercial Mortgage Trust Series 2008-C1, Class AM, 6.51%, 2/15/2041 (a) (b)	75,000	75,538
Credit Suisse Mortgage Capital Certificates Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 3.13%, 7/15/2032 (a) (b)	29,000	29,037
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.41%, 6/15/2050 (b)	343,779	28,296
Series 2017-CX9, Class XA, IO, 0.91%, 9/15/2050 (b)	1,860,000	99,884
GS Mortgage Securities Trust:
Series 2013-GC14, Class A2, 3.00%, 8/10/2046	53,409	53,749
Series 2017-500K, Class E, 1 Month USD LIBOR + 1.50%, 2.73%, 7/15/2032 (a) (b)	50,000	50,046
Series 2017-500K, Class F, 1 Month USD LIBOR + 1.80%, 3.03%, 7/15/2032 (a) (b)	34,000	34,052
Series 2017-500K, Class G, 1 Month USD LIBOR + 2.50%, 3.73%, 7/15/2032 (a) (b)	22,000	22,007
Series 2017-GS7, Class XA, IO, 1.29%, 8/10/2050 (b)	393,920	33,438
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	67,000	66,420
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (b)	32,249	32,222
Series 2014-FL6, Class A, 1 Month USD LIBOR + 1.40%, 2.63%, 11/15/2031 (a) (b)	112,735	113,064
Series 2016-JP4, Class XA, IO, 0.96%, 12/15/2049 (b)	1,727,223	79,891
Series 2017-MAUI, Class C, 1 Month USD LIBOR + 1.25%, 2.48%, 7/15/2034 (a) (b)	27,000	26,958
Series 2017-MAUI, Class D, 1 Month USD LIBOR + 1.95%, 3.18%, 7/15/2034 (a) (b)	25,000	25,008
Series 2017-MAUI, Class E, 1 Month USD LIBOR + 2.95%, 4.18%, 7/15/2034 (a) (b)	22,000	22,041
Series 2017-MAUI, Class F, 1 Month USD LIBOR + 3.75%, 4.98%, 7/15/2034 (a) (b)	31,000	31,077

JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA, IO, 1.08%, 9/15/2047 (b)	1,051,037	50,722
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class XA, IO, 0.97%, 12/15/2049 (b)	792,031	47,483
Mill City Mortgage Trust Series 2015-2, Class A1, 3.00%, 9/25/2057 (a) (b)	140,955	141,551
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 1.30%, 4/15/2047 (b)	1,012,720	48,035
Series 2014-C19, Class LNCX, 0.60%, 12/15/2046 (a)	1,252,526	46,830
Morgan Stanley Capital I Trust:
Series 2007-IQ16, Class AM, 6.32%, 12/12/2049 (b)	19,275	19,299
Series 2016-UB12, Class XA, IO, 0.97%, 12/15/2049 (b)	1,632,706	84,203
Series 2017-PRME, Class A, 1 Month USD LIBOR + 0.90%, 2.13%, 2/15/2034 (a) (b)	52,000	52,401
RAIT Trust:
Series 2017-FL7, Class A, 1 Month USD LIBOR + 0.95%, 2.18%, 6/15/2037 (a) (b)	22,998	23,008
Series 2017-FL7, Class AS, 1 Month USD LIBOR + 1.30%, 2.53%, 6/15/2037 (a) (b)	6,000	6,000
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95%, 2.18%, 6/15/2033 (a) (b)	15,000	14,921
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25%, 2.48%, 6/15/2033 (a) (b)	15,000	14,939
Sutherland Commercial Mortgage Loans LLC Series 2015-SBC4, Class A, 4.00%, 6/25/2039 (a)	7,648	7,617
TRU Trust Series 2016-TOYS, Class A, 1 Month USD LIBOR + 2.25%, 3.48%, 11/15/2030 (a) (b)	75,469	74,177
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.78%, 6/15/2050 (b)	997,733	114,824
Velocity Commercial Capital Loan Trust Series 2016-1, Class AFX, 3.53%, 4/25/2046 (a) (b)	309,883	315,971
VSD LLC 3.60%, 12/25/2043	31,304	31,322
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C25, Class F, 5.37%, 5/15/2043 (b)	15,432	15,421
Series 2007-C30, Class AJ, 5.41%, 12/15/2043 (b)	53,169	54,033
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month USD LIBOR + 2.05%, 3.28%, 6/15/2029 (a) (b)	37,000	37,171

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Series 2016-BOCA, Class C, 1 Month USD LIBOR + 2.50%, 3.73%, 6/15/2029 (a) (b)	$31,000	$31,176
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 1.01%, 12/15/2046 (b)	1,338,044	45,398

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,735,891)		2,659,166

	Shares
SHORT-TERM INVESTMENT — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96% (d) (e) (Cost $1,607,139)	1,607,139	1,607,139

TOTAL INVESTMENTS — 99.4% (Cost $39,565,633)		39,469,529
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		220,056

NET ASSETS — 100.0%		$39,689,585

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 8.8% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2017.

CMT    Constant Maturity Treasury

IO         Interest Only

LIBOR London Interbank Offered Rate

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Aerospace & Defense	$—	$174,001	$—	$174,001
Agriculture	—	217,487	—	217,487
Auto Manufacturers	—	240,770	—	240,770
Banks	—	3,548,570	—	3,548,570
Beverages	—	274,628	—	274,628
Biotechnology	—	346,742	—	346,742
Chemicals	—	256,002	—	256,002
Diversified Financial Services	—	116,033	—	116,033
Electric	—	478,676	—	478,676
Food	—	384,316	—	384,316
Health Care Products	—	267,549	—	267,549
Health Care Services	—	45,195	—	45,195
Holding Companies-Divers	—	199,529	—	199,529
Housewares	—	254,322	—	254,322
Insurance	—	383,885	—	383,885
Internet	—	207,956	—	207,956
Machinery, Construction & Mining	—	110,412	—	110,412
Machinery-Diversified	—	20,008	—	20,008
Media	—	96,787	—	96,787
Oil & Gas	—	759,450	—	759,450
Pharmaceuticals	—	936,607	—	936,607
Pipelines	—	101,786	—	101,786
Real Estate Investment Trusts	—	97,976	—	97,976
Retail	—	65,156	—	65,156
Semiconductors	—	396,812	—	396,812

See accompanying Notes to Schedule of Investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Software	$—	$170,461	$—	$170,461
Telecommunications	—	412,584	—	412,584
Textiles	—	137,280	—	137,280
Foreign Government Obligations	—	1,381,811	—	1,381,811
U.S. Government Agency Obligations	—	13,056,961	—	13,056,961
U.S. Treasury Obligations	—	8,150,167	—	8,150,167
Senior Floating Rate Loans	—	491,563	—	491,563
Asset-Backed Securities	—	1,421,742	—	1,421,742
Mortgage-Backed Securities	—	2,659,166	—	2,659,166
Short-Term Investment	1,607,139	—	—	1,607,139

TOTAL INVESTMENTS	$1,607,139	$37,862,390	$—	$39,469,529

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	270,252	$270,252	$8,054,722	$6,717,835	$—	$—	1,607,139	$1,607,139	$4,472

TOTAL		$270,252	$8,054,722	$6,717,835	$—	$—		$1,607,139	$4,472

See accompanying Notes to Schedule of Investments.

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2017 (Unaudited)

Security Valuation

Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

In the event prices or quotations are not readily available or that application of these valuation methods results in a price for an investment which is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolios’ underlying benchmarks. Various inputs are used in determining the value of portfolios’ investments.

The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SSGA ACTIVE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios had no transfers between levels for the period ended September 30, 2017.

Loan Agreements

The Blackstone / GSO Senior Loan Portfolio, State Street DoubleLine Total Return Tactical Portfolio and SPDR DoubleLine Short Duration Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolios and the Fund do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolios and the Fund as the issuers of such loans.

Other Transactions with Affiliates

The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2017, are disclosed in the Portfolios’ respective Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$112,753,257	$2,830,686	$5,746,013	$(2,915,327)
SSGA Income Allocation Portfolio	91,912,267	6,762,526	695,056	6,067,470
SSGA Global Allocation Portfolio	196,662,204	21,325,896	—	21,325,896
Blackstone / GSO Senior Loan Portfolio	1,927,633,408	16,669,552	6,670,887	9,998,665
SSGA Ultra Short Term Bond Portfolio	20,052,458	45,732	7,254	38,478
State Street DoubleLine Total Return Tactical Portfolio	3,666,992,249	22,866,096	37,396,145	(14,530,049)
State Street Disciplined Global Equity Portfolio	4,224,739	708,507	68,257	640,250
SSGA MFS Systematic Core Equity Portfolio	7,009,765	257,077	133,510	123,567
SSGA MFS Systematic Growth Equity Portfolio	42,791,129	2,949,726	556,886	2,392,840
SSGA MFS Systematic Value Equity Portfolio	5,543,889	784,966	66,841	718,125
SPDR DoubleLine Emerging Markets Fixed Income ETF	30,597,193	477,897	30,114	447,783
SPDR DoubleLine Short Duration Total Return Tactical ETF	39,566,222	90,108	186,801	(96,693)

Other information regarding the portfolios is available in the portfolios’ most recent Report to Shareholders. This information is also available on the portfolios’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	November 21, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer and Principal Financial Officer

Date:	November 21, 2017